UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Emerging Markets Fund

Parametric International Equity Fund

Parametric Emerging Markets Fund

October 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Argentina — 0.7%
Adecoagro SA(1)	218,000	$2,398,000
Arcos Dorados Holdings, Inc., Class A(1)	508,761	3,128,880
Banco Macro SA, Class B ADR	11,287	860,408
BBVA Banco Frances SA ADR	25,288	496,404
Cresud SA ADR(1)	26,040	455,700
Grupo Financiero Galicia SA, Class B ADR	55,800	1,737,612
IRSA Inversiones y Representaciones SA ADR(1)	11,610	217,571
MercadoLibre, Inc.	20,100	3,377,001
Pampa Energia SA ADR(1)	99,100	3,376,337
Petrobras Argentina SA ADR(1)	246,508	1,636,813
Telecom Argentina SA ADR	196,502	3,698,168
YPF SA ADR	95,400	1,694,304

		$23,077,198

Bahrain — 0.8%
Ahli United Bank BSC	19,014,155	$12,037,908
Al Salam Bank-Bahrain BSC	17,929,031	4,085,942
GFH Financial Group BSC(1)	17,637,566	5,989,132
Ithmaar Bank BSC(1)	20,377,675	2,182,155

		$24,295,137

Bangladesh — 0.7%
ACI, Ltd.	54,690	$288,275
Aftab Automobiles, Ltd.	783,888	476,943
Al-Arafah Islami Bank, Ltd.	487,405	92,512
Bangladesh Export Import Co., Ltd.(1)	6,600,197	1,781,436
Bangladesh Submarine Cable Co., Ltd.	257,800	390,292
Beximco Pharmaceuticals, Ltd.	457,495	447,960
BSRM Steels, Ltd.	1,504,500	1,793,433
City Bank, Ltd. (The)	1,610,541	480,246
CVO Petrochemical Refinery, Ltd.	88,500	218,778
Grameenphone, Ltd.	668,713	2,326,322
Heidelberger Cement Bangladesh, Ltd.	146,500	1,018,881
Islami Bank Bangladesh, Ltd.	1,583,302	623,350
Jamuna Oil Co., Ltd.	302,993	748,173
Khulna Power Co., Ltd.	959,467	781,477
Lankabangla Finance, Ltd.	1,191,549	409,714
Meghna Petroleum, Ltd.	174,079	410,387
National Bank, Ltd.(1)	5,150,913	610,195
Olympic Industries, Ltd.	675,963	2,618,228
Orion Pharma, Ltd.(1)	258,206	116,430
Padma Oil Co., Ltd.	195,600	467,258
People’s Leasing and Financial Services, Ltd.(1)	1,467,409	134,542
Pubali Bank, Ltd.	1,878,791	488,426
Renata, Ltd.	31,165	432,741
Singer Bangladesh, Ltd.	142,500	339,473
Social Islami Bank, Ltd.	1,610,176	338,152
Southeast Bank, Ltd.	1,630,632	353,206
Square Pharmaceuticals, Ltd.(1)	492,184	1,675,804
Summit Power, Ltd.	1,655,358	698,852
Titas Gas Transmission & Distribution Co., Ltd.	1,242,018	768,523
Unique Hotel & Resorts, Ltd.	1,020,672	551,242
United Airways Bangladesh, Ltd.(1)	6,170,401	354,486
United Commercial Bank, Ltd.	2,280,000	537,674

		$22,773,411

Security	Shares	Value
Botswana — 0.3%
Barclays Bank of Botswana, Ltd.	1,137,465	$533,243
Botswana Insurance Holdings, Ltd.	575,111	948,802
First National Bank of Botswana, Ltd.	6,069,100	1,757,704
Letshego Holdings, Ltd.	14,102,614	3,224,459
Sechaba Breweries Holdings, Ltd.	905,550	2,589,131
Standard Chartered Bank Botswana, Ltd.	531,120	394,090

		$9,447,429

Brazil — 6.0%
AES Tiete Energia SA	98,400	$509,880
AMBEV SA	1,613,650	9,519,119
B2W Cia Digital(1)	144,970	712,133
Banco Bradesco SA, PFC Shares	526,481	5,515,515
Banco do Brasil SA	210,598	1,932,461
Banco do Estado do Rio Grande do Sul, PFC Shares	164,900	702,581
BB Seguridade Participacoes SA	142,700	1,436,835
BM&F Bovespa SA	347,751	2,048,158
BR Malls Participacoes SA(1)	127,140	509,038
Bradespar SA, PFC Shares(1)	121,000	492,036
Braskem SA, PFC Shares	89,760	794,961
BRF SA	288,140	4,820,387
CCR SA	933,000	5,071,288
Centrais Eletricas Brasileiras SA, PFC Shares(1)	338,400	2,899,511
CETIP SA - Mercados Organizados	62,600	879,969
Cia Brasileira de Distribuicao, PFC Shares	63,069	1,205,266
Cia de Saneamento Basico do Estado de Sao Paulo	226,060	2,386,661
Cia de Saneamento de Minas Gerais-COPASA	58,900	614,833
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	31,790	689,779
Cia Energetica de Minas Gerais SA, PFC Shares	652,555	1,993,237
Cia Energetica de Sao Paulo, Class B, PFC Shares	156,300	726,168
Cia Hering	157,600	955,870
Cia Paranaense de Energia, PFC Shares	85,800	982,453
Cia Siderurgica Nacional SA(1)	331,900	1,116,731
Cielo SA	1,722,172	17,480,693
Cosan SA Industria e Comercio	82,300	1,106,615
CPFL Energia SA	430,772	3,268,577
Cyrela Brazil Realty SA Empreendimentos e Participacoes	235,500	793,116
Duratex SA	235,758	636,665
EcoRodovias Infraestrutura e Logistica SA	260,600	773,146
EDP-Energias do Brasil SA	245,500	1,180,584
Eletropaulo Metropolitana SA, Class B, PFC Shares	117,480	380,927
Embraer SA	194,900	1,047,160
Embraer SA ADR	119,648	2,559,271
Engie Brasil Energia SA	126,500	1,607,010
Equatorial Energia SA	114,300	2,038,923
Estacio Participacoes SA	270,800	1,570,335
Even Construtora e Incorporadora SA	341,400	474,880
Ez Tec Empreendimentos e Participacoes SA	142,098	735,865
Fibria Celulose SA	146,957	1,175,840
Fleury SA	152,100	2,013,228
Gafisa SA	745,400	574,462
Gerdau SA, PFC Shares	470,800	1,625,381
Gol Linhas Aereas Inteligentes SA, PFC Shares(1)	204,000	502,331
Hypermarcas SA	177,000	1,483,872
Iochpe Maxion SA	115,700	587,199
Itau Unibanco Holding SA, PFC Shares	492,080	5,919,759
Itausa-Investimentos Itau SA, PFC Shares	816,887	2,415,856

Security	Shares	Value
JBS SA	406,725	$1,237,249
Klabin SA	170,600	879,189
Klabin SA, PFC Shares	1,300,000	1,168,860
Kroton Educacional SA	846,236	4,215,273
Light SA	80,000	439,850
Localiza Rent a Car SA	183,580	2,279,222
Lojas Americanas SA, PFC Shares	505,700	3,279,445
Lojas Renner SA	411,700	3,482,425
Marcopolo SA, PFC Shares	585,600	598,075
Marfrig Global Foods SA(1)	287,155	511,877
Metalurgica Gerdau SA, PFC Shares(1)	260,300	387,351
MRV Engenharia e Participacoes SA	264,600	1,024,579
Multiplus SA	60,200	816,246
Natura Cosmeticos SA	120,900	1,161,276
Odontoprev SA	688,600	2,588,722
Petroleo Brasileiro SA, PFC Shares(1)	2,564,500	14,212,408
Prumo Logistica SA(1)	159,600	365,000
Qualicorp SA	485,600	3,124,757
Randon SA Implementos e Participacoes, PFC Shares(1)	303,500	454,489
Rumo Logistica Operadora Multimodal SA(1)	314,419	703,306
Smiles SA	55,000	1,003,853
Suzano Papel e Celulose SA, Class A, PFC Shares	223,625	788,853
Telefonica Brasil SA, PFC Shares	863,400	12,491,169
Tim Participacoes SA	1,670,650	4,637,205
Totvs SA	306,690	2,782,501
Transmissora Alianca de Energia Electrica SA	91,000	591,557
Ultrapar Participacoes SA	201,384	4,563,316
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares(1)	478,350	675,864
Vale SA, PFC Shares	1,606,740	10,384,413
Valid Solucoes SA	91,700	859,257
Via Varejo SA	259,400	743,581
Weg SA	852,240	4,699,068

		$187,616,801

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$371,944
Chimimport AD	329,922	284,858
Corporate Commercial Bank AD(1)(2)	10,400	0
MonBat AD	60,235	273,620
Petrol AD(1)	102,500	24,138
Sopharma AD	354,600	601,861

		$1,556,421

Chile — 3.2%
AES Gener SA	1,904,140	$648,268
Aguas Andinas SA, Series A	2,726,600	1,800,494
Antarchile SA	215,131	2,305,375
Banco de Chile	27,829,205	3,321,339
Banco de Chile ADR	7,791	564,692
Banco de Credito e Inversiones	55,222	2,819,769
Banco Santander Chile	48,812,922	2,732,752
Banmedica SA	706,730	1,483,850
Besalco SA	657,600	298,981
Cap SA	196,612	1,372,419
Cencosud SA	1,699,307	5,539,488
Cia Cervecerias Unidas SA	255,026	2,739,298
Cia Sud Americana de Vapores SA(1)	14,510,741	297,448
Colbun SA	5,619,135	1,228,395
Embotelladora Andina SA, Class B, PFC Shares	535,258	2,171,367
Empresa Nacional de Electricidad SA	2,564,627	1,759,299
Empresa Nacional de Telecomunicaciones SA(1)	441,009	4,725,916
Empresas CMPC SA	2,641,020	5,720,552
Empresas COPEC SA	1,247,468	12,585,062

Security	Shares	Value
Endesa Americas SA	2,564,627	$1,193,544
Enersis Americas SA	14,024,447	2,372,403
Enersis Americas SA ADR	42,700	370,209
Enersis Chile SA	14,024,447	1,417,001
Enersis Chile SA ADR	42,700	212,219
Engie Energia Chile SA	548,992	973,986
Forus SA	132,100	473,216
Grupo Security SA	2,644,909	927,228
Inversiones Aguas Metropolitanas SA	386,815	704,678
Inversiones La Construccion SA	34,520	422,503
Itau CorpBanca	133,731,904	1,210,961
Latam Airlines Group SA(1)	566,398	5,442,440
Parque Arauco SA	541,699	1,341,767
Quinenco SA	389,755	954,668
Ripley Corp. SA	1,279,400	800,090
S.A.C.I. Falabella	1,386,555	10,878,562
Salfacorp SA	1,374,000	1,114,816
Sigdo Koppers SA	1,121,831	1,545,648
Sociedad de Inversiones Pampa Calichera SA, Class A	43,000	34,033
Sociedad Matriz SAAM SA	6,242,812	532,515
Sociedad Quimica y Minera de Chile SA, Series B	197,440	5,835,062
Sonda SA	2,369,476	4,896,961
Vina Concha y Toro SA	983,915	1,715,623

		$99,484,897

China — 9.2%
3SBio, Inc.(1)(3)	1,558,500	$1,555,262
Agile Group Holdings, Ltd.	1,096,000	607,548
Agricultural Bank of China, Ltd., Class H	2,350,000	988,577
Air China, Ltd., Class H	1,960,000	1,287,784
Aluminum Corp. of China, Ltd., Class H(1)	4,984,000	1,851,169
Angang Steel Co., Ltd., Class H(1)	1,994,000	1,021,066
Anhui Conch Cement Co., Ltd., Class H	1,941,000	5,364,762
ANTA Sports Products, Ltd.	658,000	1,897,556
Baidu, Inc. ADR(1)	20,900	3,696,374
Bank of China, Ltd., Class H	6,646,000	2,978,199
Bank of Communications, Ltd., Class H	2,468,900	1,876,545
Beijing Capital International Airport Co., Ltd., Class H	1,568,000	1,641,031
Beijing Enterprises Holdings, Ltd.	309,500	1,546,829
Beijing Enterprises Water Group, Ltd.	3,236,000	2,340,754
Belle International Holdings, Ltd.	2,320,000	1,401,006
Brilliance China Automotive Holdings, Ltd.	1,086,000	1,291,804
BYD Co., Ltd., Class H	401,200	2,641,239
CGN Power Co., Ltd., Class H(3)	6,666,000	1,946,135
China Agri-Industries Holdings, Ltd.(1)	2,074,000	810,516
China Biologic Products, Inc.(1)	32,700	3,862,197
China Bluechemical, Ltd., Class H	1,270,000	245,493
China Cinda Asset Management Co., Ltd., Class H	1,495,000	537,083
China CITIC Bank Corp., Ltd., Class H	840,000	541,742
China Coal Energy Co., Ltd., Class H(1)	3,400,000	1,924,836
China Communications Construction Co., Ltd., Class H	1,612,000	1,770,061
China Communications Services Corp., Ltd., Class H	2,540,000	1,507,102
China Construction Bank Corp., Class H	7,369,630	5,381,648
China COSCO Holdings Co., Ltd., Class H(1)	2,694,975	928,607
China Dongxiang Group Co., Ltd.	4,257,000	833,168
China Everbright International, Ltd.	880,000	1,051,979
China Everbright, Ltd.	408,000	797,867
China Gas Holdings, Ltd.	1,294,000	1,969,634
China High Speed Transmission Equipment Group Co., Ltd.	1,745,000	1,804,198
China Hongqiao Group, Ltd.	410,000	366,372
China Huishan Dairy Holdings Co., Ltd.	1,800,000	668,127
China International Marine Containers Co., Ltd., Class B	482,672	574,314

Security	Shares	Value
China Life Insurance Co., Ltd., Class H	584,000	$1,445,827
China Longyuan Power Group Corp., Ltd., Class H	3,335,000	2,542,765
China Mengniu Dairy Co., Ltd.	2,187,000	4,131,282
China Merchants Bank Co., Ltd., Class H	497,524	1,209,853
China Merchants Port Holdings Co., Ltd.	702,035	1,815,058
China Minsheng Banking Corp., Ltd., Class H	662,740	754,076
China Mobile, Ltd.	1,959,500	22,448,800
China Molybdenum Co., Ltd., Class H	4,203,000	932,283
China National Building Material Co., Ltd., Class H	4,406,000	2,010,578
China Oilfield Services, Ltd., Class H	1,420,000	1,362,882
China Overseas Land & Investment, Ltd.	390,160	1,197,748
China Pacific Insurance (Group) Co., Ltd., Class H	196,400	708,099
China Petroleum & Chemical Corp., Class H	10,960,300	7,926,494
China Power International Development, Ltd.	1,381,000	502,193
China Railway Construction Corp., Ltd., Class H	1,393,500	1,741,906
China Railway Group, Ltd., Class H	2,179,000	1,679,672
China Resources Beer Holdings Co., Ltd.(1)	964,000	2,048,564
China Resources Gas Group, Ltd.	830,000	2,602,524
China Resources Land, Ltd.	250,000	620,883
China Resources Power Holdings Co., Ltd.	2,205,600	3,737,081
China Shenhua Energy Co., Ltd., Class H	1,500,500	3,110,869
China Shineway Pharmaceutical Group, Ltd.	381,000	391,505
China Shipping Container Lines Co., Ltd., Class H(1)	4,252,000	891,645
China Shipping Development Co., Ltd., Class H	1,702,000	939,046
China Southern Airlines Co., Ltd., Class H	2,200,000	1,234,573
China Taiping Insurance Holdings Co., Ltd.(1)	453,800	873,416
China Telecom Corp., Ltd., Class H	6,294,000	3,244,951
China Travel International Investment Hong Kong, Ltd.	4,692,000	1,352,045
China Unicom (Hong Kong), Ltd.	2,496,372	2,930,773
China Vanke Co., Ltd., Class H	314,320	820,398
China Yurun Food Group, Ltd.(1)	1,776,000	283,170
Chongqing Changan Automobile Co., Ltd., Class B	1,100,286	1,677,630
CITIC, Ltd.	1,152,000	1,653,087
CNOOC, Ltd.	7,004,000	8,812,951
COSCO SHIPPING Ports, Ltd.	1,516,000	1,502,977
Country Garden Holdings Co., Ltd.	737,631	382,806
CSPC Pharmaceutical Group, Ltd.	3,280,000	3,396,162
Ctrip.com International, Ltd. ADR(1)	182,800	8,070,620
Datang International Power Generation Co., Ltd., Class H	4,476,000	1,205,808
Dongfeng Motor Group Co., Ltd., Class H	1,966,000	2,049,118
Golden Eagle Retail Group, Ltd.	739,000	1,026,845
Great Wall Motor Co., Ltd., Class H	1,771,500	1,728,891
Guangdong Investment, Ltd.	2,662,000	4,013,578
Guangzhou Automobile Group Co., Ltd., Class H	1,892,013	2,284,818
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H(1)	320,000	755,951
Guangzhou R&F Properties Co., Ltd., Class H	516,800	728,344
Haier Electronics Group Co., Ltd.	161,000	259,489
Hengan International Group Co., Ltd.	665,000	5,283,241
Hengdeli Holdings, Ltd.(1)	2,681,800	290,178
Huadian Power International Corp., Ltd., Class H	1,100,000	471,450
Huaneng Power International, Inc., Class H	5,426,000	3,335,246
Huaneng Renewables Corp., Ltd., Class H	1,716,000	575,000
iKang Healthcare Group, Inc. ADR(1)	36,000	654,840
Industrial & Commercial Bank of China, Ltd., Class H	5,073,000	3,045,014
Inner Mongolia Yitai Coal Co., Ltd., Class B	669,000	659,330
Jiangsu Expressway Co., Ltd., Class H	1,152,000	1,566,297
Jiangxi Copper Co., Ltd., Class H	1,803,000	2,128,408
Kingboard Chemical Holdings, Ltd.	648,600	1,917,295
Kunlun Energy Co., Ltd.	2,206,000	1,662,146
Lee & Man Paper Manufacturing, Ltd.	1,220,000	916,675
Lenovo Group, Ltd.	3,494,000	2,238,196

Security	Shares	Value
Li Ning Co., Ltd.(1)	774,208	$552,930
Luye Pharma Group, Ltd.	496,500	333,719
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,294,000	522,620
NetEase, Inc. ADR	6,200	1,593,338
New Oriental Education & Technology Group, Inc. ADR(1)	80,200	4,020,426
Nine Dragons Paper Holdings, Ltd.	2,051,000	1,667,489
PetroChina Co., Ltd., Class H	10,400,000	7,116,044
Phoenix Healthcare Group Co., Ltd.	355,000	564,126
PICC Property & Casualty Co., Ltd., Class H	352,000	568,164
Ping An Insurance (Group) Co. of China, Ltd., Class H	435,000	2,289,629
Poly Property Group Co., Ltd.(1)	1,918,000	606,447
Qinqin Foodstuffs Group (Cayman) Co., Ltd.(1)	133,000	45,872
Semiconductor Manufacturing International Corp.(1)	23,397,000	2,833,557
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,148,000	1,398,447
Shanghai Electric Group Co., Ltd., Class H(1)	2,414,000	1,114,583
Shanghai Industrial Holdings, Ltd.	304,000	929,377
Shanghai Pudong Development Bank Co., Ltd.	188,000	450,758
Shimao Property Holdings, Ltd.	480,000	640,261
Sihuan Pharmaceutical Holdings Group, Ltd.	3,161,000	757,176
SINA Corp.(1)	22,900	1,652,006
Sino Biopharmaceutical, Ltd.	7,057,000	4,932,524
Sino-Ocean Group Holding, Ltd.	1,219,000	506,297
Sinopec Shanghai Petrochemical Co., Ltd., Class H	5,245,000	2,673,654
Sinopharm Group Co., Ltd., Class H	1,408,400	6,839,190
Sohu.com, Inc.(1)	10,300	385,529
Sun Art Retail Group, Ltd.	1,476,000	1,039,665
Tencent Holdings, Ltd.	588,400	15,593,966
Tingyi (Cayman Islands) Holding Corp.	2,176,000	2,345,735
Tsingtao Brewery Co., Ltd., Class H	324,000	1,292,564
Want Want China Holdings, Ltd.	5,426,000	3,303,164
Weibo Corp. ADR(1)	2,290	105,363
Weichai Power Co., Ltd., Class H	912,800	1,377,034
West China Cement, Ltd.(1)	4,450,000	452,739
WH Group, Ltd.(3)	2,822,500	2,285,931
Yangzijiang Shipbuilding Holdings, Ltd.	1,809,000	967,116
Yanzhou Coal Mining Co., Ltd., Class H	2,200,000	1,629,307
Zhaojin Mining Industry Co., Ltd., Class H	1,440,000	1,478,358
Zhejiang Expressway Co., Ltd., Class H	1,404,000	1,469,917
Zhuzhou CRRC Times Electric Co., Ltd.	318,000	1,537,642
Zijin Mining Group Co., Ltd., Class H	8,448,000	2,684,902
ZTE Corp., Class H	876,903	1,204,831

		$287,054,331

Colombia — 1.5%
Almacenes Exito SA	465,190	$2,320,705
Avianca Holdings SA, PFC Shares	551,298	440,044
Banco Davivienda SA, PFC Shares	186,400	1,896,993
Banco de Bogota SA	98,407	2,031,777
Bancolombia SA	114,355	1,007,858
Bancolombia SA ADR, PFC Shares	100,200	3,835,656
Bolsa de Valores de Colombia	72,389,909	430,953
Celsia SA ESP	809,070	1,091,127
Cementos Argos SA	596,019	2,358,878
Cementos Argos SA, PFC Shares	307,566	1,121,107
Cemex Latam Holdings SA(1)	314,996	1,171,238
Corporacion Financiera Colombiana SA	117,470	1,456,469
Ecopetrol SA(1)	13,209,169	5,754,998
Empresa de Energia de Bogota SA	5,363,581	3,389,275
Empresa de Telecommunicaciones de Bogota SA	2,532,380	496,069
Grupo Argos SA	453,128	2,938,691
Grupo Argos SA, PFC Shares	108,995	666,995
Grupo Aval Acciones y Valores SA	3,145,485	1,297,202

Security	Shares	Value
Grupo Aval Acciones y Valores SA, PFC Shares	5,013,500	$2,067,574
Grupo de Inversiones Suramericana SA	260,611	3,361,235
Grupo de Inversiones Suramericana SA, PFC Shares	48,367	611,267
Grupo Nutresa SA	582,655	4,879,390
Interconexion Electrica SA	901,290	2,994,528
Odinsa SA(1)(2)	74,829	217,759

		$47,837,788

Croatia — 0.7%
AD Plastik DD	22,190	$446,139
Adris Grupa DD, PFC Shares	51,378	3,397,737
Atlantic Grupa DD	1,465	185,781
Atlantska Plovidba DD(1)	22,867	1,003,976
Ericsson Nikola Tesla DD	7,395	1,246,901
Hrvatski Telekom DD	249,500	5,945,739
INA Industrija Nafte DD(1)	900	415,053
Koncar-Elektroindustrija DD	15,535	1,547,627
Kras DD(1)	4,381	338,963
Ledo DD	978	1,620,703
Petrokemija DD(1)	16,580	43,811
Podravka Prehrambena Industrija DD	19,726	1,053,301
Valamar Riviera DD	929,600	4,400,323
Zagrebacka Banka DD(1)	194,885	1,426,145

		$23,072,199

Czech Republic — 0.9%
CEZ AS	514,800	$9,709,742
Komercni Banka AS	289,000	10,574,546
Pegas Nonwovens SA	92,717	2,974,544
Philip Morris CR AS	6,197	3,061,121
Unipetrol AS	209,352	1,565,299

		$27,885,252

Egypt — 1.2%
Alexandria Mineral Oils Co.	154,593	$479,635
Arab Cotton Ginning	1,993,380	424,776
Citadel Capital SAE(1)	2,280,400	126,737
Commercial International Bank Egypt SAE	2,349,243	9,512,596
Eastern Tobacco	269,212	4,422,311
Egypt Kuwait Holding Co. SAE	1,862,146	800,326
Egyptian Financial Group-Hermes Holding Co.(1)	1,981,023	2,431,698
Egyptian Resorts Co.(1)	4,721,950	258,758
El Ezz Aldekhela Steel Alexandria(1)	4,000	63,808
ElSewedy Electric Co.	529,606	2,603,339
Ezz Steel(1)	1,265,460	692,058
Global Telecom Holding SAE(1)	12,928,866	4,872,192
Juhayna Food Industries	4,185,624	1,286,150
Maridive & Oil Services SAE(1)	2,013,484	442,679
Misr Beni-Suef Cement Co.	69,150	91,089
Orascom Telecom Media and Technology Holding SAE(1)	21,964,609	963,844
Oriental Weavers Co.	936,875	655,464
Palm Hills Developments SAE	3,564,918	639,096
Pioneers Holding(1)	953,068	627,115
QNB Alahli Bank SAE(1)	217,171	473,567
Sidi Kerir Petrochemicals Co.	1,365,164	1,483,544
Six of October Development & Investment Co.(1)	382,178	392,336
South Valley Cement(1)	704,261	210,792
Talaat Moustafa Group	2,277,606	1,010,948
Telecom Egypt	1,949,337	1,338,294

		$36,303,152

Security	Shares	Value
Estonia — 0.2%
AS Merko Ehitus	50,618	$493,696
AS Tallink Grupp	3,623,652	3,603,953
AS Tallinna Kaubamaja Grupp	137,340	1,190,902
AS Tallinna Vesi	58,790	897,300
Nordecon AS	145,374	204,155
Olympic Entertainment Group AS	503,790	989,800

		$7,379,806

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$16,219
CAL Bank, Ltd.	1,805,732	385,157
Ghana Commercial Bank, Ltd.	1,626,918	1,429,325
Produce Buying Co., Ltd.(1)	582,428	8,769
Standard Chartered Bank of Ghana, Ltd.	171,500	602,292

		$2,441,762

Greece — 1.6%
Aegean Airlines SA	78,939	$508,522
Aegean Marine Petroleum Network, Inc.	91,225	784,535
Alpha Bank AE(1)	994,698	1,700,799
Athens Water Supply & Sewage Co. SA	208,817	1,236,326
Costamare, Inc.	180,319	1,172,074
Diana Shipping, Inc.(1)	458,990	1,147,475
DryShips, Inc.(1)(3)	17,622	5,463
Ellaktor SA(1)	552,350	750,740
Eurobank Ergasias SA(1)	668,793	394,990
FF Group(1)	68,510	1,640,787
GasLog, Ltd.	133,755	2,053,139
GEK Terna Holding Real Estate Construction SA(1)	464,739	1,075,653
Grivalia Properties REIC AE	14,830	114,257
Hellenic Exchanges - Athens Stock Exchange SA	230,984	1,140,455
Hellenic Petroleum SA(1)	248,848	1,137,856
Hellenic Telecommunications Organization SA	852,642	7,818,946
Intralot SA(1)	418,837	565,687
JUMBO SA	192,931	2,741,611
Marfin Investment Group Holdings SA(1)	1,854,199	266,275
Metka Industrial - Construction SA	71,242	598,752
Motor Oil (Hellas) Corinth Refineries SA	169,674	2,031,674
Mytilineos Holdings SA(1)	413,446	2,359,281
National Bank of Greece SA(1)	9,050,198	1,850,943
Navios Maritime Acquisition Corp.	202,800	257,556
Navios Maritime Holdings, Inc.(1)	632,986	670,965
OPAP SA	420,506	3,586,517
Public Power Corp. SA(1)	1,342,015	4,384,455
Safe Bulkers, Inc.(1)	301,650	383,096
StealthGas, Inc.(1)	122,975	381,223
Terna Energy SA	112,955	344,653
Titan Cement Co. SA	241,081	5,599,568
Tsakos Energy Navigation, Ltd.	188,400	847,800
Viohalco SA(1)	223,488	328,333

		$49,880,406

Hungary — 0.8%
Magyar Telekom Telecommunications PLC	1,602,024	$2,648,735
MOL Hungarian Oil & Gas Rt.	117,820	7,556,997
OTP Bank PLC	271,130	7,598,186
Richter Gedeon Nyrt.	343,064	7,364,600

		$25,168,518

Security	Shares	Value
India — 6.1%
ABB India, Ltd.	19,900	$327,741
ACC, Ltd.	45,970	1,045,548
Adani Enterprises, Ltd.	180,900	181,600
Adani Ports and Special Economic Zone, Ltd.	1,184,852	5,405,123
Adani Power, Ltd.(1)	556,250	227,474
Adani Transmission, Ltd.(1)	299,124	203,465
Aditya Birla Fashion and Retail, Ltd.(1)	92,050	225,821
Aditya Birla Nuvo, Ltd.	17,702	368,615
Ambuja Cements, Ltd.	522,500	1,875,527
Asian Paints, Ltd.	211,700	3,411,076
Axis Bank, Ltd.	240,800	1,758,214
Bajaj Auto, Ltd.	47,737	2,025,051
Bank of Baroda(1)	262,300	611,132
Bank of India(1)	247,400	425,153
Bharat Forge, Ltd.	63,650	841,019
Bharat Heavy Electricals, Ltd.	659,700	1,372,743
Bharat Petroleum Corp., Ltd.	222,600	2,233,247
Bharti Airtel, Ltd.	2,225,936	10,629,961
Biocon, Ltd.	101,600	1,407,952
Cairn India, Ltd.	423,700	1,428,579
Canara Bank(1)	127,831	601,087
Cipla, Ltd.	237,210	2,052,092
Coal India, Ltd.	402,200	1,958,195
Colgate-Palmolive (India), Ltd.	89,800	1,304,820
Container Corp. of India, Ltd.	54,240	1,115,120
Crompton Greaves Consumer Electricals, Ltd.(1)	213,600	591,587
Crompton Greaves, Ltd.(1)	213,600	245,618
Cummins India, Ltd.	49,900	642,209
Dabur India, Ltd.	504,400	2,203,316
Divi’s Laboratories, Ltd.	93,600	1,802,542
DLF, Ltd.	88,900	200,397
Dr. Reddy’s Laboratories, Ltd.	56,020	2,777,128
GAIL (India), Ltd.	498,600	3,221,459
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	383,045
Glenmark Pharmaceuticals, Ltd.	125,460	1,761,331
GMR Infrastructure, Ltd.(1)	1,721,400	354,957
Grasim Industries, Ltd.	40,790	591,162
Gujarat State Petronet, Ltd.	383,800	912,907
HCL Technologies, Ltd.	156,435	1,797,894
HDFC Bank, Ltd.	160,805	3,599,002
Hero MotoCorp, Ltd.	53,400	2,680,364
Hindalco Industries, Ltd.	515,910	1,157,585
Hindustan Petroleum Corp., Ltd.	201,192	1,406,454
Hindustan Unilever, Ltd.	491,400	6,178,890
Hindustan Zinc, Ltd.	148,400	560,922
Housing Development Finance Corp., Ltd.	226,061	4,666,901
ICICI Bank, Ltd.	430,603	1,789,773
IDBI Bank, Ltd.(1)	367,000	404,551
Idea Cellular, Ltd.	1,816,900	2,090,365
IDFC Bank, Ltd.	260,034	310,565
IDFC, Ltd.(1)	260,034	269,824
IFCI, Ltd.	1,152,200	449,073
Indiabulls Housing Finance, Ltd.	40,115	509,224
Indiabulls Real Estate, Ltd.(1)	91,200	118,688
Indian Hotels Co., Ltd. (The)	164,280	290,570
Indian Oil Corp., Ltd.	317,800	1,539,683
Infosys, Ltd.	523,468	7,850,441
ITC, Ltd.	1,823,990	6,598,950
Jindal Steel & Power, Ltd.(1)	268,800	303,882
JSW Steel, Ltd.	94,300	2,335,122

Security	Shares	Value
Kotak Mahindra Bank, Ltd.	110,900	$1,359,365
Larsen & Toubro, Ltd.	253,560	5,600,497
LIC Housing Finance, Ltd.	49,663	438,091
Lupin, Ltd.	80,300	1,828,451
Mahindra & Mahindra, Ltd.	105,760	2,081,946
Maruti Suzuki India, Ltd.	35,750	3,162,395
Nestle India, Ltd.	11,930	1,239,045
NMDC, Ltd.	86,003	171,039
NTPC, Ltd.	2,348,700	5,286,020
Oil & Natural Gas Corp., Ltd.	718,542	3,106,228
Oracle Financial Services Software, Ltd.	16,500	793,349
Piramal Enterprises, Ltd.	76,807	2,077,331
Power Grid Corporation of India, Ltd.	1,996,300	5,222,039
Reliance Capital, Ltd.	36,735	284,226
Reliance Communications, Ltd.(1)	1,412,060	988,934
Reliance Industries, Ltd.	591,348	9,292,022
Reliance Infrastructure, Ltd.	227,600	1,842,478
Reliance Power, Ltd.	1,400,250	984,416
Siemens, Ltd.	47,180	840,100
State Bank of India	315,179	1,214,681
Steel Authority of India, Ltd.(1)	513,200	399,960
Sun Pharmaceutical Industries, Ltd.	498,368	5,590,230
Sun TV Network, Ltd.	147,473	1,209,246
Suzlon Energy, Ltd.(1)	2,099,450	486,480
Tata Communications, Ltd.	127,400	1,206,119
Tata Consultancy Services, Ltd.	130,227	4,661,500
Tata Global Beverages, Ltd.	279,500	583,018
Tata Motors, Ltd.	362,950	2,885,572
Tata Power Co., Ltd.	1,776,918	2,076,621
Tata Steel, Ltd.	149,296	905,281
Tech Mahindra, Ltd.	160,844	1,061,653
Titan Co., Ltd.	234,100	1,336,320
UltraTech Cement, Ltd.	50,000	2,973,132
Unitech, Ltd.(1)	2,836,900	260,423
United Spirits, Ltd.(1)	29,285	993,567
UPL, Ltd.	180,700	1,880,632
Vedanta, Ltd.	790,212	2,398,005
Voltas, Ltd.	296,300	1,708,945
Wipro, Ltd.	180,609	1,258,948
Yes Bank, Ltd.	55,200	1,045,029
Zee Entertainment Enterprises, Ltd.	322,114	2,499,234

		$190,865,304

Indonesia — 3.0%
Adaro Energy Tbk PT	29,095,000	$3,532,157
AKR Corporindo Tbk PT	4,864,500	2,640,605
Aneka Tambang Persero Tbk PT(1)	10,251,500	703,581
Astra Argo Lestari Tbk PT	775,000	905,503
Astra International Tbk PT	14,460,700	9,123,365
Bank Central Asia Tbk PT	3,075,800	3,656,957
Bank CIMB Niaga Tbk PT(1)	139,726	10,219
Bank Danamon Indonesia Tbk PT	3,420,803	1,011,683
Bank Mandiri Tbk PT	2,275,500	2,004,371
Bank Negara Indonesia Persero Tbk PT	1,726,700	737,151
Bank Pan Indonesia Tbk PT(1)	4,945,000	302,980
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,051,300	737,359
Bank Rakyat Indonesia Tbk PT	2,419,700	2,259,442
Bank Tabungan Negara Tbk PT	2,513,500	367,648
Berlian Laju Tanker Tbk PT(1)(2)	7,544,500	0
Bumi Serpong Damai Tbk PT	3,215,100	533,447
Charoen Pokphand Indonesia Tbk PT	6,938,900	1,963,753
Energi Mega Persada Tbk PT(1)(2)	64,369,200	98,665

Security	Shares	Value
Gudang Garam Tbk PT	295,000	$1,534,891
Hanson International Tbk PT(1)	23,744,500	254,492
Indo Tambangraya Megah Tbk PT	1,079,700	1,185,064
Indocement Tunggal Prakarsa Tbk PT	2,435,200	3,066,184
Indofood Sukses Makmur Tbk PT	3,485,500	2,266,197
Indosat Tbk PT(1)	2,214,200	1,119,930
Jasa Marga (Persero) Tbk PT	3,198,000	1,109,342
Kalbe Farma Tbk PT	64,097,800	8,541,067
Lippo Karawaci Tbk PT	6,134,800	424,362
Matahari Department Store Tbk PT	686,300	946,450
Matahari Putra Prima Tbk PT	7,240,000	1,000,571
Medco Energi Internasional Tbk PT(1)	4,497,500	450,458
Media Nusantara Citra Tbk PT	3,201,000	514,864
Mitra Keluarga Karyasehat Tbk PT	3,345,900	712,794
MNC Investama Tbk PT(1)	49,042,500	518,412
Pembangunan Perumahan Persero Tbk PT	8,311,000	2,621,135
Perusahaan Gas Negara Persero Tbk PT	31,781,800	6,225,364
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,185,000	838,931
Semen Indonesia Persero Tbk PT	5,479,200	4,130,009
Sigmagold Inti Perkasa Tbk PT(1)	17,097,000	117,928
Siloam International Hospitals Tbk PT(1)	2,296,600	1,826,911
Sugih Energy Tbk PT(1)(2)	50,181,300	438,433
Surya Semesta Internusa Tbk PT	14,275,000	617,476
Tambang Batubara Bukit Asam Tbk PT	1,613,500	1,472,246
Telekomunikasi Indonesia Tbk PT	25,815,800	8,335,242
Tower Bersama Infrastructure Tbk PT	2,272,900	1,040,482
Unilever Indonesia Tbk PT	746,500	2,543,901
United Tractors Tbk PT	2,542,383	4,205,689
Vale Indonesia Tbk PT(1)	5,222,500	1,089,014
Waskita Karya Persero Tbk PT	4,712,800	945,950
Wijaya Karya Beton Tbk PT	3,158,200	215,090
Wijaya Karya Persero Tbk PT	6,522,800	1,284,787
XL Axiata Tbk PT(1)	2,604,900	439,207

		$92,621,759

Jordan — 0.7%
Al-Eqbal Investment Co. PLC	70,342	$2,131,887
Alia The Royal Jordanian Airlines PLC(1)	249,829	176,147
Arab Bank PLC	1,010,718	8,623,422
Arab Potash Co. PLC	85,671	1,875,279
Bank of Jordan	276,495	1,029,687
Cairo Amman Bank	313,506	809,373
Capital Bank of Jordan(1)	406,376	487,179
Jordan Ahli Bank	678,162	1,138,108
Jordan Dubai Islamic Bank	301,685	531,754
Jordan Islamic Bank	227,438	1,189,791
Jordan Petroleum Refinery	493,397	2,393,137
Jordan Phosphate Mines(1)	141,098	450,278
Jordan Steel(1)	342,095	202,643
Jordan Telecommunications Co.	120,379	390,732
Jordanian Electric Power Co.	425,543	1,442,235
Union Investment Corp. PLC(1)	99,181	158,033

		$23,029,685

Kazakhstan — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR(1)(4)	1,002,537	$6,667,277
KAZ Minerals PLC(1)	2,049,341	7,158,289
Kazkommertsbank JSC GDR(1)(4)	348,000	480,814
KazMunaiGas Exploration Production GDR, London Shares(1)(4)	771,274	5,823,916
Kcell JSC GDR(4)	864,603	3,068,672
Nostrum Oil & Gas PLC(1)	239,901	1,031,749

		$24,230,717

Security	Shares	Value
Kenya — 0.7%
ARM Cement, Ltd.(1)	1,653,600	$415,624
Bamburi Cement Co., Ltd.	564,900	872,308
Barclays Bank of Kenya, Ltd.	9,494,460	765,841
British American Tobacco Kenya, Ltd.	52,000	429,686
Co-operative Bank of Kenya, Ltd. (The)	6,372,864	799,407
East African Breweries, Ltd.	1,825,380	5,007,618
Equity Group Holdings, Ltd.	7,774,500	2,369,274
KCB Group, Ltd.	7,773,320	2,101,139
KenolKobil, Ltd.	5,013,500	569,010
Kenya Electricity Generating Co., Ltd.	983,900	56,736
Kenya Power & Lighting, Ltd.	7,482,654	680,274
Nation Media Group, Ltd.	518,384	544,634
Safaricom, Ltd.	33,072,172	6,472,111
Standard Chartered Bank Kenya, Ltd.	219,542	420,841

		$21,504,503

Kuwait — 1.6%
Agility Public Warehousing Co. KSC	2,516,732	$3,941,253
Ahli United Bank	403,540	518,975
Al Ahli Bank of Kuwait KSCP	716,003	737,739
Al Safat Energy Holding Co. KSC(1)	623,502	62,731
ALAFCO Aviation Lease and Finance Co. KSCP	987,277	703,160
Boubyan Bank KSCP	589,247	748,146
Boubyan Petrochemicals Co.	1,996,843	2,997,043
Burgan Bank SAK	777,600	820,434
Combined Group Contracting Co. KSC	135,531	288,364
Commercial Bank of Kuwait KSCP	429,459	564,081
Commercial Real Estate Co. KSCC	2,296,205	595,930
Gulf Bank	1,603,698	1,237,500
Gulf Cable & Electrical Industries Co. KSCP(1)	424,072	537,473
Gulf National Holding Co.(1)(2)	595,711	0
Jazeera Airways Co. KSC	299,261	838,738
Kuwait Cement Co.	533,870	694,251
Kuwait Finance House KSCP	2,642,516	4,139,767
Kuwait Food Co. (Americana) SAK	448,108	3,870,848
Kuwait International Bank	974,124	616,489
Kuwait Portland Cement Co. KSC	281,137	841,938
Kuwait Projects Co. Holdings KSC	573,712	937,159
Kuwait Real Estate Co. KSC(1)	2,762,965	451,025
Mabanee Co. SAK	481,967	1,276,216
Mezzan Holding Co. KSCC	251,199	861,040
Mobile Telecommunications Co.	7,829,989	10,069,627
National Bank of Kuwait SAK	2,971,659	5,785,026
National Industries Group Holding SAK	2,840,456	1,066,012
National Investment Co.(1)	959,100	347,722
National Ranges Co. KPSC(1)	2,219,111	215,718
National Real Estate Co. KPSC(1)	862,155	230,682
Qurain Petrochemical Industries Co. KSC	2,293,006	1,528,444
Sultan Center Food Products Co.(1)	3,421,833	630,773
Warba Bank KSCP(1)	568,500	382,302

		$48,536,606

Latvia — 0.0%(5)
Grindeks(1)	42,000	$188,611
Latvian Shipping Co.(1)	405,000	213,556

		$402,167

Lebanon — 0.2%
Solidere GDR(4)	331,454	$3,945,648
Solidere, Class A	89,166	1,090,341
Solidere, Class B	1,782	21,877

		$5,057,866

Security	Shares	Value
Lithuania — 0.1%
Apranga PVA	278,536	$777,243
Energijos Skirstymo Operatorius AB	128,934	120,917
Klaipedos Nafta AB	1,345,900	835,884
Pieno Zvaigzdes	104,200	171,723
Rokiskio Suris	122,500	228,650
Siauliu Bankas	1,139,077	533,827

		$2,668,244

Malaysia — 3.0%
Aeon Co. (M) Bhd	661,200	$445,462
Airasia Bhd	1,228,200	810,878
Alliance Financial Group Bhd	560,300	532,986
AMMB Holdings Bhd	887,900	889,000
Astro Malaysia Holdings Bhd	979,300	665,449
Axiata Group Bhd	2,706,750	3,173,445
Batu Kawan Bhd	136,300	594,919
Berjaya Corp. Bhd	2,029,700	157,159
Berjaya Sports Toto Bhd	830,250	631,311
Boustead Holdings Bhd	834,694	435,687
British American Tobacco Malaysia Bhd	109,700	1,295,215
Bumi Armada Bhd(1)	3,133,350	525,391
Bursa Malaysia Bhd	344,900	710,982
CIMB Group Holdings Bhd	892,200	1,068,829
Dialog Group Bhd	4,115,014	1,519,352
Digi.com Bhd	1,873,500	2,246,789
Felda Global Ventures Holdings Bhd	1,358,400	650,512
Gamuda Bhd	1,699,000	1,990,007
Genting Bhd	1,448,500	2,706,791
Genting Malaysia Bhd	2,155,600	2,446,375
Genting Plantations Bhd	261,700	685,988
Hartalega Holdings Bhd	118,600	138,491
Hong Leong Bank Bhd	382,900	1,214,751
Hong Leong Financial Group Bhd	276,000	1,033,969
IHH Healthcare Bhd	4,325,800	6,597,440
IJM Corp. Bhd	2,147,680	1,690,053
IOI Corp. Bhd	2,439,818	2,615,107
IOI Properties Group Bhd	1,044,058	608,424
KLCCP Stapled Group	399,100	759,399
KNM Group Bhd(1)	5,003,150	475,545
Kuala Lumpur Kepong Bhd	358,700	2,047,987
Lafarge Malaysia Bhd	942,950	1,819,334
Magnum Bhd	940,340	517,561
Malayan Banking Bhd	1,117,087	2,103,277
Malaysia Airports Holdings Bhd	342,800	541,319
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	739,000	175,714
Malaysian Resources Corp. Bhd	761,400	244,830
Maxis Bhd	1,737,900	2,468,900
Media Prima Bhd	575,000	164,633
MISC Bhd	482,400	864,688
MMC Corp. Bhd	1,217,800	694,355
My EG Services Bhd	485,300	281,762
Nestle Malaysia Bhd	12,300	229,726
Parkson Holdings Bhd(1)	1,006,587	181,114
Petronas Chemicals Group Bhd	4,123,000	6,877,876
Petronas Dagangan Bhd	507,500	2,825,946
Petronas Gas Bhd	378,800	1,983,536
PPB Group Bhd	404,100	1,552,636
Press Metal Bhd	1,469,400	1,526,760
Public Bank Bhd	461,120	2,182,608
RHB Bank Bhd	957,200	1,102,202
Sapurakencana Petroleum Bhd(1)	5,340,168	2,053,279

Security	Shares	Value
Silverlake Axis, Ltd.	703,200	$323,023
Sime Darby Bhd	2,271,939	4,436,808
Sunway Bhd	304,600	226,535
Supermax Corp. Bhd	1,732,700	895,758
TA Enterprise Bhd	1,323,000	151,204
Telekom Malaysia Bhd	1,249,900	1,947,328
Tenaga Nasional Bhd	2,265,225	7,739,952
Top Glove Corp. Bhd	1,427,800	1,683,668
UEM Sunrise Bhd	1,683,050	448,495
UMW Holdings Bhd	448,400	635,228
UMW Oil & Gas Corp. Bhd(1)	549,700	110,986
Unisem (M) Bhd	2,784,300	1,690,438
Wah Seong Corp. Bhd	445,076	91,099
WCT Holdings Bhd	730,311	295,563
YTL Corp. Bhd	2,863,465	1,085,668
YTL Power International Bhd	1,883,197	686,577

		$94,204,079

Mauritius — 0.8%
Alteo, Ltd.	637,758	$477,096
CIEL, Ltd.	1,576,086	268,338
CIM Financial Services, Ltd.	4,584,801	906,178
LUX Island Resorts, Ltd.	947,976	1,568,387
MCB Group, Ltd.	1,740,289	10,346,071
New Mauritius Hotels, Ltd.	4,588,562	2,445,857
Phoenix Beverages, Ltd.	7,498	90,861
Rogers & Co., Ltd.	2,210,770	1,668,876
SBM Holdings, Ltd.	18,161,882	3,486,691
Sun, Ltd., Class A(1)	449,032	413,506
Terra Mauricia, Ltd.	910,456	756,953
United Basalt Products, Ltd.	371,540	992,677

		$23,421,491

Mexico — 6.1%
Alfa SAB de CV, Series A	6,232,872	$9,457,636
Alsea SAB de CV	694,800	2,592,312
America Movil SAB de CV, Series L	28,151,150	18,647,288
America Movil SAB de CV, Series L ADR	528,801	6,948,445
Arca Continental SAB de CV	490,380	3,047,460
Bolsa Mexicana de Valores SAB de CV	1,503,700	2,406,588
Cemex SAB de CV ADR(1)	1,109,613	9,631,441
Cemex SAB de CV, Series CPO(1)	9,117,399	7,886,856
Coca-Cola Femsa SAB de CV, Series L	319,500	2,398,997
El Puerto de Liverpool SAB de CV	163,780	1,722,372
Empresas ICA SAB de CV(1)	2,747,100	444,745
Fibra Uno Administracion SA de CV	2,054,090	3,909,085
Fomento Economico Mexicano SAB de CV ADR	16,100	1,540,287
Fomento Economico Mexicano SAB de CV, Series UBD	1,189,956	11,409,752
Genomma Lab Internacional SAB de CV(1)	2,778,500	3,334,024
Gentera SAB de CV	2,669,400	5,265,078
Grupo Aeroportuario del Pacifico SAB de CV, Class B	498,387	4,814,849
Grupo Aeroportuario del Sureste SAB de CV, Class B	249,115	3,965,859
Grupo Bimbo SAB de CV, Series A	1,632,945	4,402,671
Grupo Carso SAB de CV, Series A1	1,017,000	4,444,432
Grupo Elektra SAB de CV	98,898	1,368,488
Grupo Financiero Banorte SAB de CV, Class O	2,178,600	12,851,907
Grupo Financiero Inbursa SAB de CV, Class O	4,335,500	7,064,885
Grupo Mexico SAB de CV, Series B	4,508,679	11,068,341
Grupo Sanborns SAB de CV	226,889	282,216
Grupo Simec SA de CV, Series B(1)	133,800	467,780
Grupo Televisa SAB ADR	431,500	10,584,695
Grupo Televisa SAB, Series CPO	1,550,600	7,618,047
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,038,200	1,408,911

Security	Shares	Value
Industrias CH SAB de CV, Series B(1)	225,500	$1,065,401
Industrias Penoles SAB de CV	188,600	4,562,581
Infraestructura Energetica Nova SAB de CV	180,000	795,196
Kimberly-Clark de Mexico SAB de CV, Class A	1,219,500	2,627,916
Mexichem SAB de CV	1,483,316	3,544,859
Minera Frisco SAB de CV(1)	714,800	555,170
OHL Mexico SAB de CV(1)	438,300	514,338
Organizacion Soriana SAB de CV, Class B(1)	120,000	326,141
Promotora y Operadora de Infraestructura SAB de CV	434,500	4,847,062
Telesites SAB de CV(1)	1,386,268	799,446
Ternium SA ADR	46,000	1,099,860
TV Azteca SAB de CV, Series CPO	1,240,300	236,235
Wal-Mart de Mexico SAB de CV, Series V	3,152,980	6,669,284

		$188,628,936

Morocco — 0.8%
Attijariwafa Bank	84,175	$3,476,355
Banque Centrale Populaire	77,721	1,810,819
BMCE Bank	71,129	1,488,180
Cosumar	61,500	1,396,202
Douja Promotion Groupe Addoha SA	160,235	611,980
Label Vie	3,100	320,565
LafargeHolcim Maroc SA	33,288	7,888,656
Lesieur Cristal	53,800	668,229
Managem SA	7,362	578,371
Maroc Telecom	426,515	5,768,293
Samir(1)(2)	15,717	0
Taqa Morocco	17,898	1,269,486

		$25,277,136

Nigeria — 0.5%
Access Bank PLC	26,850,917	$481,026
Dangote Cement PLC	4,601,375	2,522,958
Dangote Sugar Refinery PLC	5,586,250	114,381
Diamond Bank PLC(1)	16,654,000	57,563
Ecobank Transnational, Inc.	14,145,874	474,735
FBN Holdings PLC	40,511,481	385,216
FCMB Group PLC	14,697,603	49,322
Fidelity Bank PLC	22,430,824	63,259
Flour Mills of Nigeria PLC	2,057,956	124,646
Forte Oil PLC	1,622,126	616,031
Guaranty Trust Bank PLC	28,968,558	2,152,699
Guiness Nigeria PLC	956,691	242,792
Lafarge Africa PLC	5,098,121	766,723
Lekoil, Ltd.(1)	2,651,411	664,725
Nestle Nigeria PLC	413,429	1,043,659
Nigerian Breweries PLC	4,747,707	2,199,180
Oando PLC(1)	27,394,906	429,560
PZ Cussons Nigeria PLC	2,100,282	113,290
SEPLAT Petroleum Development Co. PLC(3)	996,758	1,007,851
Skye Bank PLC(1)	16,828,665	30,446
Stanbic IBTC Holdings PLC(1)	1,977,675	106,632
Transnational Corp. of Nigeria PLC(1)	19,112,836	55,162
UAC of Nigeria PLC	4,651,935	285,666
Unilever Nigeria PLC	2,740,833	434,753
United Bank for Africa PLC	29,618,308	399,028
Zenith Bank PLC	31,763,724	1,483,010

		$16,304,313

Oman — 0.8%
Al Anwar Ceramic Tiles Co.	1,033,027	$410,222
Bank Dhofar SAOG	2,210,437	1,262,994
Bank Muscat SAOG	3,236,395	3,495,323

Security	Shares	Value
Bank Sohar SAOG	2,861,488	$1,039,678
Dhofar International Development & Investment Holding SAOG	339,824	340,638
HSBC Bank Oman SAOG	1,422,114	421,124
National Bank of Oman SAOG	1,925,343	1,129,519
Oman Cables Industry SAOG	127,600	515,405
Oman Cement Co. SAOG	951,260	1,087,302
Oman Flour Mills Co. SAOG	221,017	379,638
Oman Telecommunications Co. SAOG	1,028,218	3,952,459
Omani Qatari Telecommunications Co. SAOG	957,409	1,610,352
Ominvest	1,672,403	2,035,953
Phoenix Power Co. SAOC	2,829,100	1,030,856
Raysut Cement Co. SAOG	806,123	3,174,201
Renaissance Services SAOG(1)	1,785,284	1,012,760
Sembcorp Salalah Power & Water Co.	1,120,000	701,087

		$23,599,511

Pakistan — 1.5%
Adamjee Insurance Co., Ltd.	1,115,744	$596,050
Bank Alfalah, Ltd.	2,236,538	629,540
Cherat Cement Co., Ltd.	231,500	279,025
D.G. Khan Cement Co., Ltd.	519,232	854,017
Engro Corp., Ltd.	642,387	1,700,599
Engro Fertilizers, Ltd.	610,528	369,552
Engro Foods, Ltd.(1)	1,113,000	1,540,137
Fatima Fertilizer Co., Ltd.	680,500	214,269
Fauji Cement Co., Ltd.	1,580,000	519,782
Fauji Fertilizer Bin Qasim, Ltd.	1,426,000	633,844
Fauji Fertilizer Co., Ltd.	1,834,010	1,828,085
Ferozsons Laboratories, Ltd.	38,000	279,415
Habib Bank, Ltd.	1,746,217	3,714,220
Hub Power Co., Ltd.	4,076,300	4,161,351
K-Electric, Ltd.(1)	17,886,000	1,587,981
Kot Addu Power Co., Ltd.	1,364,400	963,482
Lucky Cement, Ltd.	485,700	3,116,358
Maple Leaf Cement Factory, Ltd.	555,500	482,770
Mari Petroleum Co., Ltd.	43,100	402,706
MCB Bank, Ltd.	1,650,930	3,378,331
Millat Tractors, Ltd.	139,790	907,134
National Bank of Pakistan	672,540	460,316
Nishat Mills, Ltd.	2,394,071	3,162,012
Oil & Gas Development Co., Ltd.	1,840,391	2,458,668
Pak Elektron, Ltd.	1,289,000	812,358
Pak Suzuki Motor Co., Ltd.	106,700	522,050
Pakistan Oilfields, Ltd.	282,200	1,061,547
Pakistan Petroleum, Ltd.	1,291,577	1,825,799
Pakistan State Oil Co., Ltd.	501,920	1,935,103
Pakistan Telecommunication Co., Ltd.	3,306,700	518,837
Searle Co., Ltd. (The)	599,526	2,816,240
SUI Southern Gas Co., Ltd.(1)	1,500,051	553,634
TRG Pakistan(1)	2,626,500	956,392
United Bank, Ltd.	827,445	1,593,963

		$46,835,567

Panama — 0.3%
Copa Holdings SA, Class A	97,454	$8,988,182

		$8,988,182

Peru — 1.6%
Alicorp SAA	3,441,877	$7,981,757
Banco Continental SA	503,172	586,423
Cementos Pacasmayo SAA	241,600	466,895
Cia de Minas Buenaventura SA ADR	281,597	3,742,424

Security	Shares	Value
Cia Minera Milpo SA	676,862	$617,799
Credicorp, Ltd.	92,900	13,812,372
Edegel SA	2,389,731	1,840,167
Empresa de Distribucion Electrica de Lima Norte SAA	108,248	185,053
Engie Energia Peru SA	120,072	339,850
Ferreycorp SAA	3,994,087	1,983,091
Grana y Montero SAA	1,677,420	2,817,726
Intercorp Financial Services, Inc.	66,690	2,080,728
Luz del Sur SAA	548,126	1,911,556
Minsur SA(1)	1,456,705	576,012
Sociedad Minera Cerro Verde SAA(1)	34,121	617,590
Southern Copper Corp.	278,776	7,914,451
Union Andina de Cementos SAA	1,014,000	810,959
Volcan Cia Minera SAA, Class B	3,886,275	716,364

		$49,001,217

Philippines — 3.1%
Aboitiz Equity Ventures, Inc.	2,738,650	$4,408,798
Aboitiz Power Corp.	3,974,700	3,764,815
ABS-CBN Holdings Corp.	138,370	131,571
Alliance Global Group, Inc.	3,691,400	1,086,646
Ayala Corp.	199,995	3,447,951
Ayala Land, Inc.	4,864,500	3,638,609
Ayala Land, Inc., PFC Shares(2)	3,951,800	0
Bank of the Philippine Islands	1,270,595	2,651,328
BDO Unibank, Inc.	1,274,481	2,968,212
Bloomberry Resorts Corp.(1)	12,417,700	1,515,615
Cosco Capital, Inc.	3,726,300	653,355
D&L Industries, Inc.	4,814,000	1,090,641
DMCI Holdings, Inc.	5,921,800	1,526,984
Emperador, Inc.	4,313,300	645,038
Energy Development Corp.	16,100,700	1,960,849
Filinvest Land, Inc.	9,303,000	338,846
First Gen Corp.	2,859,922	1,356,914
First Philippine Holdings Corp.	587,500	841,215
Globe Telecom, Inc.	45,740	1,682,330
GT Capital Holdings, Inc.	67,795	1,832,290
Holcim Philippines, Inc.	1,492,000	511,924
International Container Terminal Services, Inc.	666,670	1,070,300
JG Summit Holding, Inc.	2,284,320	3,578,678
Jollibee Foods Corp.	1,179,850	5,794,285
Lopez Holdings Corp.	4,600,000	754,898
LT Group, Inc.	3,482,900	1,038,354
Manila Electric Co.	577,330	3,293,114
Manila Water Co.	1,633,000	1,020,368
Megaworld Corp.	12,596,000	1,044,072
Melco Crown Philippines Resorts Corp.(1)	3,711,400	329,488
Metro Pacific Investments Corp.	7,682,400	1,144,005
Metropolitan Bank & Trust Co.	1,171,246	1,966,971
Nickel Asia Corp.	5,281,800	749,387
Pepsi-Cola Products Philippines, Inc.	1,388,000	89,096
Petron Corp.	4,267,400	911,999
Philex Mining Corp.	6,094,825	1,035,943
PLDT, Inc.	214,145	6,758,046
Puregold Price Club, Inc.	2,674,400	2,251,346
Robinsons Land Corp.	1,187,900	759,348
Robinsons Retail Holdings, Inc.	1,269,250	2,024,671
San Miguel Corp.	716,000	1,191,274
Security Bank Corp.	243,300	1,107,546
Semirara Mining & Power Corp.	1,222,930	3,181,173
SM Investments Corp.	383,703	5,318,933
SM Prime Holdings, Inc.	9,538,699	5,296,619

Security	Shares	Value
SSI Group, Inc.(1)	2,061,000	$117,487
Travellers International Hotel Group, Inc.	3,521,900	243,844
Universal Robina Corp.	1,858,330	6,983,193
Vista Land & Lifescapes, Inc.	3,675,000	396,747

		$95,505,116

Poland — 3.1%
Agora SA	125,463	$354,200
Alior Bank SA(1)	65,097	783,702
AmRest Holdings SE(1)	12,198	775,814
Asseco Poland SA	512,726	6,853,232
Bank Handlowy w Warszawie SA	50,570	1,001,575
Bank Millennium SA(1)	687,285	1,011,551
Bank Pekao SA	179,638	5,544,363
Bank Zachodni WBK SA	19,800	1,599,863
Boryszew SA(1)	122,670	250,743
Budimex SA	33,545	1,740,575
CCC SA	71,206	3,613,344
Ciech SA	42,262	689,272
Cyfrowy Polsat SA(1)	860,096	5,315,561
Enea SA(1)	456,516	1,169,410
Energa SA	571,000	1,170,925
Eurocash SA	397,400	4,024,690
Getin Noble Bank SA(1)	774,062	258,783
Grupa Azoty SA	103,094	1,641,962
Grupa Lotos SA(1)	101,253	877,919
ING Bank Slaski SA	47,450	1,741,788
Jastrzebska Spolka Weglowa SA(1)	152,730	2,832,473
KGHM Polska Miedz SA	303,119	5,501,739
KOPEX SA(1)	125,900	118,605
LPP SA	2,121	3,185,661
Lubelski Wegiel Bogdanka SA(1)	12,326	218,729
mBank SA(1)	23,504	2,122,460
Netia SA	1,111,077	1,316,905
Orange Polska SA	2,512,616	3,587,331
PGE SA	2,413,400	6,323,341
PKP Cargo SA(1)	51,483	563,816
Polski Koncern Naftowy ORLEN SA	418,833	8,298,059
Polskie Gornictwo Naftowe i Gazownictwo SA	2,941,216	3,765,379
Powszechna Kasa Oszczednosci Bank Polski SA	1,077,910	7,551,008
Powszechny Zaklad Ubezpieczen SA	785,930	5,456,931
Synthos SA(1)	1,223,139	1,480,411
Tauron Polska Energia SA(1)	3,279,494	2,216,087

		$94,958,207

Qatar — 1.5%
Aamal Co. QSC(1)	367,840	$1,371,747
Al Meera Consumer Goods Co.	12,300	630,321
Barwa Real Estate Co.	93,367	817,841
Commercial Bank QSC (The)	123,600	1,209,928
Doha Bank QSC	125,995	1,257,818
Gulf International Services QSC	124,213	1,039,563
Industries Qatar	172,650	4,828,773
Masraf Al Rayan QSC	356,854	3,387,548
Medicare Group	18,044	306,127
Ooredoo QSC	195,581	5,205,296
Qatar Electricity & Water Co. QSC	73,158	4,216,537
Qatar Gas Transport Co., Ltd.	368,081	2,282,311
Qatar Insurance Co.	118,171	2,844,220
Qatar International Islamic Bank	45,943	794,169
Qatar Islamic Bank	54,850	1,541,153
Qatar National Bank SAQ	187,148	8,214,372

Security	Shares	Value
Qatar National Cement Co. QSC	34,787	$786,919
Qatar Navigation QSC	61,021	1,574,735
Qatari Investors Group	99,029	1,575,276
United Development Co. QSC	117,835	645,663
Vodafone Qatar QSC(1)	870,810	2,509,763

		$47,040,080

Romania — 0.7%
Banca Transilvania SA	11,330,703	$6,387,137
BRD-Groupe Societe Generale SA	1,522,213	4,071,369
OMV Petrom SA(1)	45,352,995	2,491,719
Societatea Energetica Electrica SA	622,400	2,041,167
Societatea Nationala de Gaze Naturale ROMGAZ SA	407,654	2,328,722
Societatea Nationala Nuclearelectrica SA	794,100	952,200
Transelectrica SA	426,930	3,032,779
Transgaz SA Medias	19,337	1,403,330

		$22,708,423

Russia — 6.4%
Aeroflot PJSC(1)	1,876,656	$3,845,561
Evraz PLC(1)	916,942	2,298,958
Federal Grid Co. Unified Energy System PJSC	540,855,440	1,459,752
Gazprom PJSC	1,755,200	3,846,183
Gazprom PJSC ADR	3,500,495	15,093,707
Globaltrans Investment PLC GDR(4)	207,458	1,005,573
Inter RAO UES PJSC	71,597,070	3,779,055
Lenta, Ltd. GDR(1)(4)	133,659	968,149
LSR Group PJSC GDR(4)	186,400	526,899
Lukoil PJSC ADR	330,857	16,093,649
Luxoft Holding, Inc.(1)	13,100	694,300
Magnit PJSC	85,215	14,288,830
Magnit PJSC GDR(4)	109,571	4,345,337
Magnitogorsk Iron & Steel OJSC GDR(4)	105,708	694,397
Mail.ru Group, Ltd. GDR(1)(4)	265,535	4,346,169
Mechel PJSC ADR(1)	189,000	933,660
MegaFon PJSC GDR(4)	249,745	2,378,575
MMC Norilsk Nickel PJSC	2,386	351,628
MMC Norilsk Nickel PJSC ADR	775,037	11,690,246
Mobile TeleSystems PJSC	2,333,227	8,239,118
Moscow Exchange MICEX-RTS PJSC	1,214,410	2,248,277
Mosenergo PJSC	8,811,603	237,935
Novatek OJSC GDR(4)	51,908	5,534,505
Novolipetsk Steel PJSC GDR	156,893	2,542,683
PhosAgro PJSC GDR(4)	28,064	347,968
PIK Group PJSC(1)	12,354	55,564
PIK Group PJSC GDR(1)(4)	166,400	745,723
Polymetal International PLC	295,128	3,217,870
QIWI PLC ADR	51,408	661,621
Rosneft PJSC GDR(4)	868,232	4,721,586
Rosseti PJSC	135,144,187	2,063,969
Rostelecom PJSC	1,492,177	1,862,027
Rostelecom PJSC ADR	15,064	111,926
RusHydro PJSC	319,395,080	3,975,665
RusHydro PJSC ADR	348,000	423,873
Sberbank of Russia PJSC	9,193,768	21,437,611
Severstal PJSC GDR(4)	428,946	6,048,689
Sistema PJSC FC	10,069,378	3,073,758
Sollers PJSC(1)	24,262	198,110
Surgutneftegas OJSC ADR	927,852	3,979,608
Surgutneftegas OJSC, PFC Shares	6,277,500	2,864,181
Tatneft PJSC ADR	174,059	5,809,617
TMK PJSC GDR(4)	64,757	273,451

Security	Shares	Value
Transneft PJSC, PFC Shares	1,427	$3,435,303
Unipro PJSC	8,737,000	400,763
VimpelCom, Ltd. ADR	643,684	2,149,905
VTB Bank PJSC	2,064,590,000	2,210,533
VTB Bank PJSC GDR(4)	820,154	1,714,197
X5 Retail Group NV GDR(1)(4)	317,559	9,465,300
Yandex NV, Class A(1)	576,000	11,341,440

		$200,033,404

Slovenia — 0.8%
Cinkarna Celje DD	6,272	$709,067
Gorenje DD(1)	349,170	3,357,911
KRKA DD	100,252	6,434,410
Luka Koper	94,050	2,388,780
Petrol	11,392	3,992,382
Sava DD(1)(2)	17,370	2,098
Sava Reinsurance Co.	179,037	2,683,008
Telekom Slovenije DD	27,437	2,178,994
Zavarovalnica Triglav DD	92,989	2,359,282

		$24,105,932

South Africa — 6.1%
AECI, Ltd.	73,130	$552,340
African Rainbow Minerals, Ltd.	94,900	687,581
Anglo American Platinum, Ltd.(1)	58,680	1,387,411
AngloGold Ashanti, Ltd.(1)	403,071	5,488,086
Aspen Pharmacare Holdings, Ltd.	392,807	8,557,147
Astral Foods, Ltd.	18,500	167,770
Aveng, Ltd.(1)	939,990	492,820
AVI, Ltd.	319,500	2,244,290
Barclays Africa Group, Ltd.	193,289	2,243,012
Barloworld, Ltd.	662,120	4,276,756
Bid Corp., Ltd.	449,796	7,898,651
Bidvest Group, Ltd. (The)	605,796	7,526,510
Capitec Bank Holdings, Ltd.	42,400	2,152,363
Clicks Group, Ltd.	167,700	1,564,394
DataTec, Ltd.	160,600	534,118
Discovery, Ltd.	96,631	825,994
Exxaro Resources, Ltd.	118,010	869,824
FirstRand, Ltd.	843,545	3,024,755
Foschini Group, Ltd. (The)	63,545	653,218
Gold Fields, Ltd.	681,677	2,811,419
Grindrod, Ltd.	340,300	280,345
Group Five, Ltd.	81,460	139,664
Growthpoint Properties, Ltd.	1,042,876	1,944,703
Harmony Gold Mining Co., Ltd.	374,410	1,162,336
Hyprop Investments, Ltd.	92,800	823,409
Impala Platinum Holdings, Ltd.(1)	533,748	2,156,690
Imperial Holdings, Ltd.	78,001	985,207
Investec, Ltd.	182,794	1,125,776
JSE, Ltd.	105,800	1,232,584
Kumba Iron Ore, Ltd.(1)	66,960	681,899
Lewis Group, Ltd.	62,700	185,855
Liberty Holdings, Ltd.	107,168	922,678
Life Healthcare Group Holdings, Ltd.	1,510,419	4,035,239
Massmart Holdings, Ltd.	149,614	1,295,110
Mediclinic International PLC	253,849	2,799,273
MMI Holdings, Ltd.	692,950	1,160,788
Mondi, Ltd.	91,130	1,780,083
Mr Price Group, Ltd.	91,080	1,037,631
MTN Group, Ltd.	1,885,095	16,282,199
Murray & Roberts Holdings, Ltd.	915,850	628,840

Security	Shares	Value
Nampak, Ltd.	465,438	$649,101
Naspers, Ltd., Class N	120,747	20,222,736
Nedbank Group, Ltd.	121,638	1,991,094
Netcare, Ltd.	1,305,994	3,353,889
Northam Platinum, Ltd.(1)	207,738	756,888
Pick’n Pay Stores, Ltd.	371,278	1,819,111
PPC, Ltd.	468,427	191,257
Rand Merchant Investment Holdings, Ltd.	479,034	1,433,597
Redefine Properties, Ltd.	2,311,150	1,977,627
Remgro, Ltd.	167,010	2,772,751
Reunert, Ltd.	407,260	1,861,123
RMB Holdings, Ltd.	441,055	1,942,872
Sanlam, Ltd.	427,873	2,072,488
Sappi, Ltd.(1)	415,236	2,310,481
Sasol, Ltd.	475,850	13,140,591
Shoprite Holdings, Ltd.	677,180	9,993,435
Sibanye Gold, Ltd.	800,277	2,226,183
SPAR Group, Ltd. (The)	147,000	2,084,144
Standard Bank Group, Ltd.	298,646	3,170,212
Steinhoff International Holdings NV	787,883	4,197,279
Sun International, Ltd.	30,482	188,286
Telkom SA SOC, Ltd.	309,050	1,424,564
Tiger Brands, Ltd.	157,394	4,482,017
Tongaat Hulett, Ltd.	99,910	902,906
Truworths International, Ltd.	300,800	1,595,928
Vodacom Group, Ltd.	613,500	6,619,018
Wilson Bayly Holmes-Ovcon, Ltd.	106,200	1,197,129
Woolworths Holdings, Ltd.	287,328	1,664,069

		$190,859,544

South Korea — 5.7%
AMOREPACIFIC Corp.	12,580	$3,941,297
AMOREPACIFIC Group	6,000	774,535
Asiana Airlines, Inc.(1)	92,200	372,171
BNK Financial Group, Inc.	68,935	558,769
Celltrion, Inc.(1)	72,729	6,737,992
Cheil Worldwide, Inc.	51,100	756,334
CJ CheilJedang Corp.	6,096	1,859,742
CJ Corp.	3,500	532,855
CJ Korea Express Corp.(1)	4,349	763,608
CJ O Shopping Co., Ltd.	3,130	443,170
Coway Co., Ltd.	14,240	1,113,906
Daelim Industrial Co., Ltd.	8,650	616,426
Daesang Corp.	8,000	188,151
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	362,592
Daewoo Industrial Development Co., Ltd.(1)	3,657	3,931
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(1)(2)	45,532	89,134
Daewoong Pharmaceutical Co., Ltd.	5,630	335,416
DGB Financial Group Co., Ltd.	65,650	549,923
Dong-A Pharmaceutical Co., Ltd.	2,407	304,688
Dong-A ST Co., Ltd.	4,078	305,591
Dongbu Insurance Co., Ltd.	9,940	616,612
Dongkuk Steel Mill Co., Ltd.(1)	67,733	483,304
Doosan Corp.	6,101	545,905
Doosan Heavy Industries & Construction Co., Ltd.	23,400	533,879
Doosan Infracore Co., Ltd.(1)	34,600	208,941
E-MART, Inc.	10,328	1,464,512
GS Engineering & Construction Corp.(1)	19,935	465,348
GS Holdings Corp.	55,400	2,464,666
Hana Financial Group, Inc.	75,951	2,172,364
Hanjin Kal Corp.	19,283	284,534
Hankook Tire Co., Ltd.	21,623	1,038,360

Security	Shares	Value
Hanmi Pharmaceutical Co., Ltd.	8,257	$2,607,075
Hanmi Science Co., Ltd.	8,300	550,563
Hansol Holdings Co., Ltd.(1)	37,566	210,927
Hansol Paper Co., Ltd.	22,933	406,109
Hanwha Chemical Corp.	47,550	1,119,546
Hanwha Corp.	21,390	696,638
Hanwha Techwin Co., Ltd.	9,095	505,194
Hite-Jinro Co., Ltd.	20,121	386,742
Hyosung Corp.	11,000	1,284,963
Hyundai Department Store Co., Ltd.	7,615	781,216
Hyundai Development Co. Engineering & Construction	15,700	663,915
Hyundai Engineering & Construction Co., Ltd.	29,816	1,076,972
Hyundai Glovis Co., Ltd.	7,670	1,161,014
Hyundai Heavy Industries Co., Ltd.(1)	11,670	1,479,993
Hyundai Marine & Fire Insurance Co., Ltd.	27,100	836,506
Hyundai Merchant Marine Co., Ltd.(1)	9,828	74,815
Hyundai Mipo Dockyard Co., Ltd.(1)	5,275	322,733
Hyundai Mobis Co., Ltd.	16,464	3,926,800
Hyundai Motor Co.	42,300	5,164,383
Hyundai Steel Co.	33,550	1,445,666
Hyundai Wia Corp.	5,400	370,454
Industrial Bank of Korea	66,080	760,653
Kakao Corp.	5,600	373,410
Kangwon Land, Inc.	50,840	1,684,928
KB Financial Group, Inc.	100,184	3,708,505
KB Insurance Co., Ltd.	16,900	427,102
KCC Corp.	2,345	827,911
Kia Motors Corp.	53,420	1,896,876
Korea Electric Power Corp.	221,620	9,587,421
Korea Gas Corp.	39,170	1,583,204
Korea Investment Holdings Co., Ltd.	13,590	486,574
Korea Zinc Co., Ltd.	5,700	2,263,293
Korean Air Lines Co., Ltd.(1)	10,010	279,811
Korean Reinsurance Co.	60,400	622,456
KT Corp.	69,653	1,964,890
KT Corp. ADR	16,800	268,632
KT&G Corp.	51,115	5,041,478
Kumho Petrochemical Co., Ltd.	12,900	788,270
LG Chem, Ltd.	16,990	3,649,112
LG Corp.	29,710	1,588,777
LG Display Co., Ltd.	48,000	1,147,662
LG Electronics, Inc.	39,320	1,639,146
LG Hausys, Ltd.	2,858	236,048
LG Household & Health Care, Ltd.	5,450	3,898,593
LG International Corp.	20,600	500,615
LG Life Sciences, Ltd.(1)	11,000	596,930
LG Uplus Corp.	207,920	2,142,866
Lotte Chemical Corp.	7,400	1,859,267
LOTTE Fine Chemical Co., Ltd.	18,150	459,575
Lotte Shopping Co., Ltd.	5,065	1,010,592
LS Corp.	7,030	336,228
LS Industrial Systems Co., Ltd.	9,200	314,367
Medy-Tox, Inc.	3,894	1,381,577
Mirae Asset Daewoo Co., Ltd.	50,493	340,508
Mirae Asset Securities Co., Ltd.	21,435	422,742
Naver Corp.	2,579	1,929,518
NCsoft Corp.	2,450	565,971
NH Investment & Securities Co., Ltd.	42,208	371,146
NHN Entertainment Corp.(1)	4,718	206,717
Nong Shim Co., Ltd.	3,700	931,062
OCI Co., Ltd.(1)	15,570	1,227,072

Security	Shares	Value
ORION Corp.	1,600	$998,612
POSCO	28,327	5,894,068
Posco Daewoo Corp.	21,675	470,656
S-Oil Corp.	36,885	2,520,634
S1 Corp.	9,450	763,006
Samsung C&T Corp.	17,126	2,413,976
Samsung Card Co., Ltd.	8,160	343,533
Samsung Electro-Mechanics Co., Ltd.	17,390	713,893
Samsung Electronics Co., Ltd.	9,703	13,878,474
Samsung Fire & Marine Insurance Co., Ltd.	9,974	2,537,395
Samsung Heavy Industries Co., Ltd.(1)	67,350	572,376
Samsung Life Insurance Co., Ltd.	20,310	1,959,911
Samsung SDI Co., Ltd.	10,466	861,417
Samsung Securities Co., Ltd.	16,440	494,442
Shinhan Financial Group Co., Ltd.	112,145	4,290,015
Shinsegae, Inc.	5,075	824,312
SK Chemicals Co., Ltd.	15,660	817,493
SK Holdings Co., Ltd.	9,084	1,772,108
SK Hynix, Inc.	59,163	2,116,061
SK Innovation Co., Ltd.	61,379	8,079,580
SK Networks Co., Ltd.	64,010	363,790
SK Telecom Co., Ltd.	35,900	7,037,539
ViroMed Co., Ltd.(1)	9,440	753,206
Woori Bank	82,986	904,392
Yuanta Securities Korea Co., Ltd.(1)	78,565	214,759
Yuhan Corp.	6,229	1,142,089
Zyle Daewoo Motor Sales Corp.(1)	5,113	5,787

		$178,025,909

Sri Lanka — 0.8%
Access Engineering PLC	4,396,589	$772,245
Aitken Spence PLC	1,072,547	499,250
Ceylon Tobacco Co. PLC	140,993	810,077
Chevron Lubricants Lanka PLC	2,003,628	2,235,064
Commercial Bank of Ceylon PLC	2,723,392	2,649,114
DFCC Bank PLC	293,137	244,601
Dialog Axiata PLC	18,848,970	1,452,626
Distilleries Co. of Sri Lanka PLC(2)	1,684,527	2,733,512
Hatton National Bank PLC	1,602,231	2,463,741
Hemas Holdings PLC	500,000	357,333
John Keells Holdings PLC	5,481,700	5,520,106
Lanka IOC PLC	1,982,523	455,413
National Development Bank PLC	885,555	965,431
Nations Trust Bank PLC	376,548	206,128
Sampath Bank PLC	1,014,235	1,782,183
Teejay Lanka PLC	1,705,074	520,822

		$23,667,646

Taiwan — 6.1%
AcBel Polytech, Inc.	429,000	$317,355
Acer, Inc.	1,042,519	477,710
Advanced Semiconductor Engineering, Inc.	1,607,135	1,888,350
AirTAC International Group	102,150	812,288
Ambassador Hotel	298,000	233,284
AmTRAN Technology Co., Ltd.	650,067	514,857
Asia Cement Corp.	1,507,356	1,314,177
Asia Optical Co., Inc.(1)	198,907	183,494
Asustek Computer, Inc.	210,325	1,841,241
AU Optronics Corp.	3,273,837	1,243,464
Capital Securities Corp.	711,928	177,973
Catcher Technology Co., Ltd.	173,183	1,355,668
Cathay Financial Holding Co., Ltd.	2,193,533	2,838,820

Security	Shares	Value
Center Laboratories, Inc.(1)	475,956	$977,601
Chailease Holding Co., Ltd.	425,224	734,030
Chang Hwa Commercial Bank, Ltd.	1,969,025	1,006,081
Cheng Shin Rubber Industry Co., Ltd.	1,362,672	2,772,451
Chicony Electronics Co., Ltd.	339,285	866,858
China Airlines, Ltd.	2,591,887	784,148
China Development Financial Holding Corp.	3,842,050	961,405
China Life Insurance Co., Ltd.	949,954	875,633
China Motor Corp.	881,315	690,192
China Petrochemical Development Corp.(1)	2,633,564	751,996
China Steel Corp.	6,459,734	4,665,655
Chipbond Technology Corp.	359,000	495,585
Chong Hong Construction Co., Ltd.	184,999	303,737
Chunghwa Telecom Co., Ltd.	2,646,746	9,062,887
Clevo Co.	394,155	360,671
Compal Electronics, Inc.	1,015,345	603,741
Coretronic Corp.	389,702	403,249
CTBC Financial Holding Co., Ltd.	4,966,275	2,670,828
Delta Electronics, Inc.	499,151	2,627,818
Dynapack International Technology Corp.	183,374	239,890
E Ink Holdings, Inc.	1,234,000	1,045,881
E.Sun Financial Holding Co., Ltd.	2,482,398	1,409,766
Eclat Textile Co., Ltd.	139,372	1,579,229
Elan Microelectronics Corp.	345,300	390,561
Epistar Corp.(1)	526,472	357,463
EVA Airways Corp.	1,737,249	836,335
Evergreen International Storage & Transport Corp.	868,000	351,773
Evergreen Marine Corp.(1)	2,373,754	886,529
Everlight Electronics Co., Ltd.	406,291	612,813
Far Eastern Department Stores, Ltd.	1,427,995	756,834
Far Eastern New Century Corp.	2,912,695	2,253,679
Far EasTone Telecommunications Co., Ltd.	1,332,084	3,147,866
Faraday Technology Corp.	244,128	242,875
Feng Hsin Steel Co., Ltd.	183,260	242,872
FIH Mobile, Ltd.	1,391,000	459,035
First Financial Holding Co., Ltd.	2,529,988	1,325,277
Formosa Chemicals & Fibre Corp.	1,864,399	5,535,409
Formosa International Hotels Corp.	118,084	662,104
Formosa Petrochemical Corp.	1,005,320	3,356,638
Formosa Plastics Corp.	2,344,896	6,336,736
Formosa Taffeta Co., Ltd.	842,000	767,121
Formosan Rubber Group, Inc.	389,700	181,308
Foxconn Technology Co., Ltd.	288,087	835,110
Fubon Financial Holding Co., Ltd.	2,016,596	2,853,297
Giant Manufacturing Co., Ltd.	262,208	1,854,669
Gintech Energy Corp.(1)	223,166	159,335
Goldsun Building Materials Co., Ltd.	1,672,928	385,807
Great Wall Enterprise Co., Ltd.	930,888	846,932
Highwealth Construction Corp.	441,669	654,102
Hiwin Technologies Corp.	235,334	1,037,461
Hon Hai Precision Industry Co., Ltd.	2,282,434	6,165,223
Hota Industrial Manufacturing Co., Ltd.	120,658	504,242
Hotai Motor Co., Ltd.	240,000	2,787,861
HTC Corp.(1)	185,535	541,929
Hu Lane Associate, Inc.	181,000	797,623
Hua Nan Financial Holdings Co., Ltd.	2,635,315	1,338,233
Innolux Corp.	2,846,762	958,299
Inventec Corp.	960,966	750,255
Kenda Rubber Industrial Co., Ltd.	238,367	364,105
Kinpo Electronics, Inc.	2,159,000	809,320
Kinsus Interconnect Technology Corp.	182,000	419,994
Largan Precision Co., Ltd.	27,795	3,279,118

Security	Shares	Value
Lite-On Technology Corp.	732,941	$1,050,744
MediaTek, Inc.	372,462	2,823,225
Medigen Biotechnology Corp.(1)	69,000	153,017
Mega Financial Holding Co., Ltd.	2,860,730	1,955,837
Merida Industry Co., Ltd.	233,657	1,076,730
Motech Industries, Inc.(1)	155,451	149,960
Nan Kang Rubber Tire Co., Ltd.	1,153,253	1,063,119
Nan Ya Plastics Corp.	2,579,214	5,356,315
Neo Solar Power Corp.(1)	685,542	350,095
Novatek Microelectronics Corp., Ltd.	138,942	520,224
Pegatron Corp.	564,028	1,518,802
Phison Electronics Corp.	68,363	483,922
Pou Chen Corp.	1,957,819	2,641,629
Powertech Technology, Inc.	224,865	641,586
President Chain Store Corp.	619,664	4,629,895
Quanta Computer, Inc.	721,508	1,459,588
Radiant Opto-Electronics Corp.	141,264	238,154
Radium Life Tech Co., Ltd.(1)	633,422	179,583
Realtek Semiconductor Corp.	164,002	555,495
Ruentex Development Co., Ltd.(1)	437,306	504,682
Ruentex Industries, Ltd.	701,060	1,128,566
Sanyang Motor Co., Ltd.	1,819,866	1,164,852
ScinoPharm Taiwan, Ltd.	245,523	311,987
Shin Kong Financial Holding Co., Ltd.(1)	3,899,606	845,171
Shin Kong Synthetic Fibers Corp.	1,321,483	352,084
Siliconware Precision Industries Co., Ltd.	561,243	848,898
Simplo Technology Co., Ltd.	205,889	635,030
Sino-American Silicon Products, Inc.	268,233	288,341
SinoPac Financial Holdings Co., Ltd.	3,681,591	1,061,105
Solar Applied Materials Technology Corp.(1)(2)	336,245	46,616
St. Shine Optical Co., Ltd.	22,000	462,355
Synnex Technology International Corp.	767,358	817,585
Tainan Spinning Co., Ltd.	941,822	361,279
Taishin Financial Holding Co., Ltd.	3,632,309	1,327,876
Taiwan Business Bank	2,269,804	573,324
Taiwan Cement Corp.	1,909,830	2,287,538
Taiwan Cooperative Financial Holding Co., Ltd.	2,454,649	1,075,819
Taiwan Fertilizer Co., Ltd.	615,000	822,705
Taiwan Glass Industry Corp.(1)	542,564	226,664
Taiwan Mobile Co., Ltd.	1,302,296	4,556,527
Taiwan Semiconductor Manufacturing Co., Ltd.	2,013,465	12,083,511
Taiwan Tea Corp.	395,711	172,412
Tatung Co., Ltd.(1)	2,377,785	625,073
Teco Electric & Machinery Co., Ltd.	2,247,000	1,992,091
Tong Yang Industry Co., Ltd.	758,608	1,765,188
TPK Holding Co., Ltd.(1)	155,148	247,327
Tripod Technology Corp.	396,535	938,723
TSRC Corp.	693,063	715,252
TTY Biopharm Co., Ltd.	534,330	2,009,101
Tung Ho Steel Enterprise Corp.	991,060	631,859
U-Ming Marine Transport Corp.	186,000	128,797
Uni-President Enterprises Corp.	4,204,831	8,123,933
Unimicron Technology Corp.	948,000	391,514
United Microelectronics Corp.	3,427,090	1,275,577
Walsin Lihwa Corp.	2,539,000	888,249
Wan Hai Lines, Ltd.	518,962	255,346
Waterland Financial Holdings	1,147,886	290,649
Wei Chuan Food Corp.(1)	623,000	353,203
Wintek Corp.(1)(2)	1,892,877	0
Wistron Corp.	687,143	517,758
WPG Holdings Co., Ltd.	604,489	707,589
Xxentria Technology Materials Corp.	234,700	614,534

Security	Shares	Value
Yageo Corp.	133,593	$268,862
Yang Ming Marine Transport(1)	2,468,755	547,803
YFY, Inc.	899,120	264,776
Yieh Phui Enterprise(1)	1,772,943	684,931
Yuanta Financial Holding Co., Ltd.	2,872,629	1,072,231
Yulon Motor Co., Ltd.	1,112,950	973,832

		$190,221,201

Thailand — 3.1%
Advanced Info Service PCL(6)	999,300	$4,379,902
Airports of Thailand PCL(6)	374,100	4,069,965
AP Thailand PCL(6)	2,428,300	491,844
Bangkok Bank PCL(6)	230,600	1,050,280
Bangkok Dusit Medical Services PCL(6)	5,594,000	3,643,634
Bangkok Land PCL(6)	13,071,100	589,950
Banpu PCL(6)	2,202,000	1,152,030
BEC World PCL(6)	1,752,100	1,025,886
Berli Jucker PCL(6)	2,632,400	3,965,504
BTS Group Holdings PCL(6)	6,774,200	1,655,134
Bumrungrad Hospital PCL(6)	899,500	4,699,024
Central Pattana PCL(6)	537,000	853,318
Central Plaza Hotel PCL(6)	268,400	290,759
CH. Karnchang PCL(6)	442,520	372,652
Charoen Pokphand Foods PCL(6)	2,361,800	2,124,033
CP ALL PCL(6)	2,790,200	4,836,710
Delta Electronics (Thailand) PCL(6)	1,489,900	3,336,942
Electricity Generating PCL(6)	413,800	2,303,040
Glow Energy PCL(6)	877,300	1,926,766
Hana Microelectronics PCL(6)	1,730,900	1,580,740
Home Product Center PCL(6)	3,521,555	1,014,054
Indorama Ventures PCL(6)	2,106,900	1,757,575
IRPC PCL(6)	12,191,400	1,664,060
Italian-Thai Development PCL(1)(6)	4,208,006	595,031
Jasmine International PCL(6)	662,900	157,964
Kasikornbank PCL(6)	408,800	2,006,620
KCE Electronics PCL(6)	281,300	900,417
Khon Kaen Sugar Industry PCL(6)	4,836,480	538,256
Kiatnakin Bank PCL(6)	359,500	600,394
Krung Thai Bank PCL(6)	1,231,400	604,768
L.P.N. Development PCL(6)	1,255,000	408,983
Land & Houses PCL(6)	2,593,500	679,802
Minor International PCL(6)	2,813,577	3,091,073
Pruksa Real Estate PCL(6)	518,200	341,608
PTT Exploration & Production PCL(6)	1,304,598	3,086,612
PTT Global Chemical PCL(6)	1,844,950	3,151,250
PTT PCL(6)	473,660	4,663,794
Quality House PCL(6)	8,192,646	584,628
Ratchaburi Electricity Generating Holding PCL(6)	676,000	965,878
Robinson Department Store PCL(6)	644,300	1,064,836
Samart Corp. PCL(6)	2,188,100	881,259
Siam Cement PCL(6)	323,700	4,622,378
Siam City Cement PCL(6)	97,390	803,917
Siam Commercial Bank PCL(6)	535,300	2,191,704
Siam Global House PCL, (The)(6)	1,063,000	467,677
Sino-Thai Engineering & Construction PCL(6)	1,567,057	1,140,650
Superblock PCL(1)(6)	11,910,000	540,656
Thai Airways International PCL(1)(6)	794,000	634,381
Thai Beverage PCL(6)	4,248,200	2,944,945
Thai Oil PCL(6)	923,800	1,845,530
Thai Union Group PCL(6)	2,452,708	1,519,892
Thanachart Capital PCL(6)	363,800	409,917
Thoresen Thai Agencies PCL(6)	2,584,565	672,130

Security	Shares	Value
TMB Bank PCL(6)	11,654,600	$698,469
Total Access Communication PCL(6)	1,130,500	1,006,477
TPI Polene PCL(6)	18,986,000	1,191,348
True Corp. PCL(6)	14,791,190	2,849,758
TTCL PCL(6)	224,200	142,041
TTW PCL(6)	3,598,200	1,078,523

		$97,867,368

Turkey — 2.9%
Akbank TAS(1)	1,842,533	$4,930,909
Akcansa Cimento AS	126,800	529,076
Aksa Akrilik Kimya Sanayii AS	322,613	908,658
Aksa Enerji Uretim AS(1)	600,923	546,002
Albaraka Turk Katilim Bankasi AS	522,467	209,498
Anadolu Efes Biracilik ve Malt Sanayii AS	301,358	1,841,958
Arcelik AS(1)	773,171	5,108,088
Aygaz AS	279,132	986,407
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	592,900	837,211
BIM Birlesik Magazalar AS(1)	320,185	5,219,684
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	69,682	156,958
Cimsa Cimento Sanayi ve Ticaret AS	141,400	702,811
Coca-Cola Icecek AS	102,495	1,159,563
Dogan Sirketler Grubu Holding AS(1)	1,732,915	447,118
Dogus Otomotiv Servis ve Ticaret AS	111,778	360,748
Eczacibasi Ilac Sanayi ve Ticaret AS	255,200	322,743
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,976,700	2,019,783
Enka Insaat ve Sanayi AS	1,372,762	2,096,649
Eregli Demir ve Celik Fabrikalari TAS	4,567,951	6,211,051
Ford Otomotiv Sanayi AS	208,281	2,127,843
Gubre Fabrikalari TAS	239,300	395,124
Haci Omer Sabanci Holding AS	1,240,418	3,750,717
Is Gayrimenkul Yatirim Ortakligi AS	746,987	379,664
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	2,655,090	1,082,590
KOC Holding AS	894,792	3,732,240
Koza Altin Isletmeleri AS(1)	152,600	869,293
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	780,100	582,649
Migros Ticaret AS(1)	75,000	431,715
Net Holding AS(1)	325,363	324,937
Pegasus Hava Tasimaciligi AS(1)	36,600	154,575
Petkim Petrokimya Holding AS	2,183,491	2,966,825
Sekerbank TAS(1)	765,199	289,398
TAV Havalimanlari Holding AS	201,088	826,705
Tekfen Holding AS	209,373	531,237
Tofas Turk Otomobil Fabrikasi AS	340,613	2,566,664
Trakya Cam Sanayii AS	271,889	224,087
Tupras-Turkiye Petrol Rafinerileri AS	368,450	7,514,142
Turk Hava Yollari AO(1)	774,945	1,363,281
Turk Sise ve Cam Fabrikalari AS	1,002,513	1,054,625
Turk Telekomunikasyon AS	1,346,358	2,491,014
Turkcell Iletisim Hizmetleri AS(1)	2,248,426	7,250,033
Turkiye Garanti Bankasi AS	2,256,182	6,139,382
Turkiye Halk Bankasi AS	624,600	1,899,584
Turkiye Is Bankasi, Class B	1,346,812	2,186,914
Turkiye Sinai Kalkinma Bankasi AS	751,658	333,167
Turkiye Vakiflar Bankasi TAO, Class D	982,100	1,455,664
Ulker Biskuvi Sanayi AS	269,059	1,670,709
Vestel Elektronik Sanayi ve Ticaret AS(1)	368,100	782,220
Yapi ve Kredi Bankasi AS(1)	648,885	776,830
Yazicilar Holding AS	158,584	697,340
Zorlu Enerji Elektrik Uretim AS(1)	692,954	367,706

		$91,813,789

Security	Shares	Value
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	1,988,221	$3,318,133
Abu Dhabi National Hotels	465,151	405,256
Agthia Group PJSC	1,013,903	1,655,343
Air Arabia PJSC	7,103,683	2,510,704
Ajman Bank PJSC(1)	797,123	312,034
Al Waha Capital PJSC	2,092,394	1,070,028
Aldar Properties PJSC	4,132,498	2,958,308
Arabtec Holding PJSC(1)	6,821,504	2,463,224
Dana Gas PJSC(1)	5,241,906	754,698
DP World, Ltd.	430,722	7,727,996
Dubai Financial Market PJSC	1,928,561	602,148
Dubai Investments PJSC	1,767,836	964,865
Dubai Islamic Bank PJSC	1,313,689	1,871,474
DXB Entertainments PJSC(1)	4,892,600	2,084,522
Emaar Properties PJSC	2,668,666	5,053,335
Emirates Telecommunications Group Co. PJSC	426,800	2,189,696
First Gulf Bank PJSC	1,188,942	3,717,729
Gulf Pharmaceutical Industries PSC	133,693	80,055
National Bank of Abu Dhabi PJSC	1,410,850	3,396,652
National Bank of Ras Al-Khaimah PSC (The)	62,608	85,191
National Central Cooling Co. (Tabreed)	828,054	404,491
Ras Al Khaimah Ceramics	351,660	258,480
Ras Al Khaimah Properties PJSC	2,150,800	361,412
Union National Bank PJSC	1,722,040	1,836,168

		$46,081,942

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC	2,101,215	$3,384,884
Bao Viet Holdings	307,150	879,699
Development Investment Construction Corp.(1)	322,120	109,120
FPT Corp.	142,044	276,686
HAGL JSC(1)	1,155,511	269,222
Hoa Phat Group JSC	1,919,852	3,501,562
KIDO Group Corp.	633,520	1,029,901
Kinh Bac City Development Share Holding Corp.(1)	328,860	256,206
Masan Group Corp.(1)	272,520	801,398
PetroVietnam Construction JSC(1)	919,725	111,208
PetroVietnam Drilling & Well Services JSC(1)	739,369	796,688
PetroVietnam Fertilizer & Chemical JSC	880,500	1,096,169
PetroVietnam Gas JSC	166,550	489,657
PetroVietnam Technical Services Corp.	1,236,400	1,060,327
Pha Lai Thermal Power JSC	483,390	324,536
Phu Nhuan Jewelry JSC	235,560	717,869
Refrigeration Electrical Engineering Corp.	429,713	408,875
Saigon Securities, Inc.	198,000	186,586
Tan Tao Investment & Industry JSC(1)	1,554,838	339,412
Vietnam Dairy Products JSC	472,118	3,002,118
Vietnam Joint Stock Commercial Bank for Industry and Trade(1)	1,810,143	1,365,292
Vingroup JSC(1)	1,902,229	3,615,928

		$24,023,343

Total Common Stocks (identified cost $3,203,704,249)		$3,087,363,695

Equity-Linked Securities(3)(7) — 0.7%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.7%
Abdullah Al Othaim Markets	7/31/17	36,000	$784,726
Al Abdullatif Industrial Investment Co.	4/30/18	64,200	206,705
Al Rajhi Bank	1/22/18	149,493	2,257,135
Al Tayyar	3/5/18	70,167	577,187
Alinma Bank	1/22/18	250,600	900,406
Almarai Co.	7/31/17	79,199	1,232,748
Arab National Bank	5/12/17	70,000	303,772
Bank Albilad	3/5/18	124,748	584,594
Banque Saudi Fransi	1/22/18	100,840	600,280
Dar Al Arkan Real Estate Development	7/20/18	185,500	253,495
Etihad Etisalat Co.	11/20/17	134,038	649,575
Fawaz Abdulaziz Alhokair Co.	3/20/17	60,000	373,164
Jarir Marketing Co.	1/22/18	25,425	617,769
Mobile Telecommunications Co.	4/30/18	123,207	243,931
National Industrialization Co.	8/26/19	156,903	570,028
Rabigh Refining and Petrochemicals Co.	7/24/17	92,400	229,748
Riyad Bank	11/20/17	161,200	430,904
Sahara Petrochemical Co.	9/14/18	122,800	328,257
Samba Financial Group	6/29/17	182,240	968,205
Saudi Airlines Catering Co.	5/28/18	5,500	132,538
Saudi Arabian Amiantit Co.	4/30/18	106,500	159,734
Saudi Arabian Fertilizer Co.	7/31/17	35,791	597,652
Saudi Arabian Mining Co.	4/30/18	54,900	568,709
Saudi Basic Industries Corp.	1/22/18	107,696	2,437,290
Saudi British Bank	1/22/18	93,450	472,189
Saudi Cable Co.	7/20/18	97,900	128,567
Saudi Cement Co.	7/20/18	25,900	349,618
Saudi Chemical Co.	4/23/18	25,900	203,382
Saudi Electricity Co.	1/22/18	268,400	1,304,290
Saudi Industrial Investment Group	10/9/17	95,000	331,203
Saudi International Petrochemicals Co.	1/22/18	40,200	141,223
Saudi Kayan Petrochemical Co.	1/22/18	247,500	437,209
Saudi Telecom Co.	4/23/18	98,200	1,515,412
Savola Group	2/6/17	115,300	963,816
Yanbu National Petrochemical Co.	7/31/17	51,400	624,967

Total Equity-Linked Securities (identified cost $34,933,497)			$22,480,428

Rights(1) — 0.0%

Security		Shares	Value
Asiana Airlines, Inc., Exp. 11/3/16		15,708	$0
TPI Polene PCL, Exp. 12/30/16		117,197	0

Total Rights (identified cost $0)			$0

Warrants(1) — 0.0%(5)

Security		Shares	Value
Banpu PCL, Exp. 6/5/17, Strike THB 5.00		734,000	$278,940
WCT Holdings Bhd, Exp. 8/27/20, Strike MYR 2.08		256,616	11,623

Total Warrants (identified cost $0)			$290,563

Short-Term Investments — 0.0%(5)

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 11/1/16	$67	$66,884

Total Short-Term Investments (identified cost $66,884)		$66,884

Total Investments — 99.9% (identified cost $3,238,704,630)		$3,110,201,570

Other Assets, Less Liabilities — 0.1%		$2,857,417

Net Assets — 100.0%		$3,113,058,987

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2016, the aggregate value of these securities is $29,281,070 or 0.9% of the Fund’s net assets.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2016, the aggregate value of these securities is $63,102,845 or 2.0% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	9.6%	$297,511,312
Hong Kong Dollar	8.4	261,395,469
Indian Rupee	6.1	190,865,304
New Taiwan Dollar	6.1	189,762,166
South African Rand	6.0	186,662,265
Brazilian Real	5.9	185,057,530
South Korean Won	5.7	177,757,277
Mexican Peso	5.1	158,824,208
Chilean Peso	3.2	98,337,777
Philippine Peso	3.1	95,505,116
Thai Baht	3.1	95,201,363
Polish Zloty	3.0	94,958,207
Malaysian Ringgit	3.0	93,892,679
Indonesian Rupiah	3.0	92,621,759
New Turkish Lira	2.9	91,813,789
Euro	2.6	80,930,508
Russian Ruble	2.6	79,873,823

Currency	Percentage of Net Assets	Value
Kuwaiti Dinar	2.0%	$62,756,669
United Arab Emirates Dirham	1.6	48,429,020
Qatari Riyal	1.5	47,040,080
Pakistani Rupee	1.5	46,835,567
Colombian Peso	1.4	44,002,132
Egyptian Pound	1.1	35,060,147
Other currency, less than 1% each	11.4	355,107,403

Total Investments	99.9%	$3,110,201,570

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	18.7%	$583,099,923
Materials	12.0	374,083,590
Consumer Staples	10.6	329,131,077
Industrials	10.4	323,759,193
Energy	9.6	298,844,723
Consumer Discretionary	9.5	295,213,262
Telecommunication Services	9.4	294,164,831
Utilities	6.8	210,448,746
Information Technology	6.2	191,659,635
Health Care	4.6	144,523,559
Real Estate	2.1	65,206,147
Short-Term Investments	0.0 (1)	66,884

Total Investments	99.9%	$3,110,201,570

(1)	Amount is less than 0.05%.

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

MYR	-	Malaysian Ringgit

THB	-	Thai Baht

The Fund did not have any open financial instruments at October 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,255,697,826

Gross unrealized appreciation	$611,862,299
Gross unrealized depreciation	(757,358,555)

Net unrealized depreciation	$(145,496,256)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$24,319,043	$1,340,170,348		$3,406,360	$1,367,895,751
Emerging Europe	23,596,178	548,034,492		2,098	571,632,768
Latin America	604,417,260	—		217,759	604,635,019
Middle East/Africa	1,312,197	541,887,960		0	543,200,157
Total Common Stocks	$653,644,678	$2,430,092,800	**	$3,626,217	$3,087,363,695
Equity-Linked Securities	$—	$22,480,428		$—	$22,480,428
Rights	0	—		—	0
Warrants	290,563	—		—	290,563
Short-Term Investments	—	66,884		—	66,884
Total Investments	$653,935,241	$2,452,640,112		$3,626,217	$3,110,201,570

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2016 is not presented. At October 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Parametric International Equity Fund

October 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Australia — 8.0%
Adelaide Brighton, Ltd.	13,200	$53,630
AGL Energy, Ltd.	42,135	613,802
Altium, Ltd.	14,858	88,450
Alumina, Ltd.	55,500	66,704
Amcor, Ltd.	10,892	121,573
AMP, Ltd.	25,015	86,745
Ansell, Ltd.	4,594	75,686
ARB Corp., Ltd.	2,740	35,486
Ardent Leisure Group	26,840	41,100
Aristocrat Leisure, Ltd.	13,132	152,894
Atlassian Corp. PLC, Class A(1)	5,000	134,300
Aurizon Holdings, Ltd.	10,981	40,764
AusNet Services	68,669	78,218
Automotive Holdings Group, Ltd.	8,319	25,571
Beach Energy, Ltd.	149,106	81,161
Bendigo & Adelaide Bank, Ltd.	5,316	44,893
Blackmores, Ltd.	1,273	108,247
Boral, Ltd.	13,352	63,793
Brambles, Ltd.	33,999	297,672
Caltex Australia, Ltd.	7,309	170,133
carsales.com, Ltd.	17,000	137,585
Cleanaway Waste Management, Ltd.	110,518	97,309
Coca-Cola Amatil, Ltd.	18,881	136,789
Cochlear, Ltd.	1,692	164,397
Commonwealth Bank of Australia	5,403	300,790
Computershare, Ltd.	27,413	219,586
CSG, Ltd.	39,369	38,310
CSL, Ltd.	8,031	612,810
CSR, Ltd.	25,925	71,986
Dexus Property Group	20,827	141,481
DUET Group	119,060	215,550
DuluxGroup, Ltd.	10,000	48,906
Event Hospitality and Entertainment, Ltd.	3,962	42,145
Fairfax Media, Ltd.	91,648	57,407
GPT Group (The)	39,071	138,131
GrainCorp, Ltd., Class A	9,546	60,872
GUD Holdings, Ltd.	3,393	24,474
GWA Group, Ltd.	23,533	51,010
Hansen Technologies, Ltd.	10,331	32,284
Harvey Norman Holdings, Ltd.	27,935	106,979
Iluka Resources, Ltd.	9,500	41,649
Incitec Pivot, Ltd.	24,973	55,854
Insurance Australia Group, Ltd.	20,689	86,497
Investa Office Fund	23,569	75,914
iSentia Group, Ltd.	26,946	72,007
James Hardie Industries PLC CDI	6,121	91,104
JB Hi-Fi, Ltd.	2,369	51,068
Macquarie Atlas Roads Group	13,855	49,633
Mantra Group, Ltd.	15,349	38,323
Medibank Pvt, Ltd.	22,948	44,958
Metcash, Ltd.(1)	73,026	110,208
Mirvac Group	64,904	102,959
National Australia Bank, Ltd.	9,090	192,957
Navitas, Ltd.	16,799	66,803

1

Security	Shares	Value
Newcrest Mining, Ltd.	6,372	$111,570
NEXTDC, Ltd.(1)	26,262	73,378
Oil Search, Ltd.	42,285	211,958
Orica, Ltd.	5,800	71,655
Orora, Ltd.	18,060	39,797
Primary Health Care, Ltd.	18,621	54,276
Qantas Airways, Ltd.	38,249	88,884
REA Group, Ltd.	1,170	45,375
Rio Tinto, Ltd.	4,493	185,895
Scentre Group	83,488	267,206
Shopping Centres Australasia Property Group	20,882	34,788
Sims Metal Management, Ltd.	5,711	43,445
Sonic Healthcare, Ltd.	9,334	145,166
Southern Cross Media Group, Ltd.	25,786	28,150
Spark Infrastructure Group	92,137	155,331
SpeedCast International, Ltd.	32,788	99,473
Star Entertainment Group, Ltd. (The)	16,693	63,165
Stockland	45,839	153,948
Suncorp Group, Ltd.	6,027	54,702
Super Retail Group, Ltd.	3,746	27,849
Sydney Airport	29,660	140,997
Tabcorp Holdings, Ltd.	22,318	81,996
Tatts Group, Ltd.	36,725	113,207
Telstra Corp., Ltd.	220,682	834,607
Transurban Group	37,045	292,304
Vicinity Centres	66,737	145,537
Village Roadshow, Ltd.	4,552	17,599
Washington H. Soul Pattinson & Co., Ltd.	12,382	149,599
Wesfarmers, Ltd.	20,689	644,233
Westpac Banking Corp.	11,300	261,312
Woodside Petroleum, Ltd.	19,590	419,343
WPP AUNZ, Ltd.	37,384	23,141

		$11,239,443

Austria — 1.0%
ams AG	4,222	$118,220
Austria Technologie & Systemtechnik AG	1,392	15,410
BUWOG AG(1)	1,658	40,074
CA Immobilien Anlagen AG	1,562	28,341
Conwert Immobilien Invest SE	2,111	37,448
DO & Co. AG	949	73,532
Erste Group Bank AG	3,599	112,860
EVN AG	2,151	25,153
Lenzing AG	409	53,305
Oesterreichische Post AG	4,264	147,118
OMV AG	6,027	188,100
Porr AG	1,731	62,215
RHI AG	2,046	51,494
S IMMO AG(1)	2,800	30,047
S&T AG	4,566	45,072
Schoeller-Bleckmann Oilfield Equipment AG	688	48,747
Telekom Austria AG	7,553	43,380
UNIQA Insurance Group AG	2,146	13,823
Verbund AG	9,599	160,088
Vienna Insurance Group	2,101	41,406
Wienerberger AG	3,907	62,436

		$1,398,269

Belgium — 2.0%
Ablynx NV(1)	6,980	$68,921
Ackermans & van Haaren NV	418	58,018
Aedifica SA(1)	1,254	104,024

2

Security	Shares	Value
Ageas	2,301	$84,063
Anheuser-Busch InBev SA/NV	3,600	413,171
Barco NV	870	68,425
Bekaert SA	1,571	69,841
bpost SA	6,184	164,522
Cofinimmo	1,770	207,228
Colruyt SA	400	21,499
Econocom Group SA/NV	4,666	69,385
Elia System Operator SA/NV	1,508	78,040
Euronav SA	10,783	84,365
Gimv NV	608	32,723
Groupe Bruxelles Lambert SA	1,360	116,915
Kinepolis Group NV	733	32,982
Melexis NV	800	52,377
Orange Belgium SA(1)	1,888	42,522
Proximus SA	6,399	183,155
Sofina SA	347	48,468
Telenet Group Holding NV(1)	3,814	204,207
Tessenderlo Chemie NV(1)	1,992	66,504
UCB SA	3,783	256,002
Umicore SA	3,110	189,032
Van de Velde NV	577	40,640

		$2,757,029

Denmark — 2.0%
Bakkafrost P/F	969	$40,627
Carlsberg A/S, Class B	2,519	226,948
Chr. Hansen Holding A/S	2,040	122,171
Coloplast A/S, Class B	715	49,809
Danske Bank A/S	9,381	289,395
DONG Energy AS(1)(2)	8,716	345,373
DSV A/S	2,805	135,818
FLSmidth & Co. A/S	687	24,926
GN Store Nord A/S	898	18,201
H Lundbeck AS(1)	626	20,175
ISS A/S	890	34,938
Matas A/S	1,465	28,432
Novo Nordisk A/S, Class B	6,812	242,681
Novozymes A/S, Class B	5,464	202,697
Pandora A/S	2,946	383,143
Ringkjoebing Landbobank A/S	159	33,664
Rockwool International A/S	246	41,146
Royal Unibrew A/S	1,773	82,943
SimCorp A/S	1,728	95,426
TDC A/S(1)	32,478	179,067
Topdanmark A/S(1)	1,346	36,225
Vestas Wind Systems A/S	1,342	107,515
William Demant Holding A/S(1)	990	18,421

		$2,759,741

Finland — 1.9%
Amer Sports Oyj	5,077	$138,142
Citycon Oyj	35,412	82,985
Cramo Oyj	1,607	42,117
Elisa Oyj	7,094	239,005
Ferratum Oyj	2,041	31,786
Fiskars Oyj Abp	2,200	39,413
Fortum Oyj	17,358	289,339
Huhtamaki Oyj	1,924	77,649
Kemira Oyj	3,783	45,086
Kesko Oyj, Class B	4,822	239,605
Kone Oyj, Class B	3,283	151,056

3

Security	Shares	Value
Metsa Board Oyj	4,983	$28,625
Neste Oyj	6,345	273,737
Nokia Oyj	42,726	190,753
Oriola-KD Oyj, Series B	6,575	30,813
Orion Oyj, Class B	5,572	237,166
Raisio Oyj	5,770	24,126
Sampo Oyj, Class A	5,172	236,950
Sanoma Oyj	6,906	64,578
Technopolis Oyj	15,622	54,014
Tieto Oyj	900	24,689
UPM-Kymmene Oyj	5,619	130,706
Uponor Oyj	2,142	36,438
Valmet Oyj	2,592	38,484

		$2,747,262

France — 8.0%
ADP	489	$49,392
Air Liquide SA	10,081	1,024,357
Airbus Group SE	2,887	171,430
Alstom SA(1)	2,298	61,751
Alten SA	1,223	87,382
Altran Technologies SA(1)	7,912	112,892
Atos SE	2,326	241,377
AXA SA	9,573	215,989
bioMerieux	520	75,759
BNP Paribas SA	7,599	440,615
Bouygues SA	1,412	46,028
Bureau Veritas SA	1,816	34,299
Christian Dior SE	390	75,218
CNP Assurances	5,800	100,446
Compagnie Generale des Etablissements Michelin, Class B	1,188	128,670
Danone SA	6,842	474,550
Dassault Systemes SA	3,427	271,256
Engie SA	33,939	489,459
Euler Hermes Group	307	26,631
Eurazeo SA	1,680	96,741
Eutelsat Communications SA	1,770	37,090
Fonciere des Regions	2,028	177,238
Gecina SA	1,438	209,662
Groupe Eurotunnel SE	4,517	42,276
Hermes International	173	70,083
ICADE	2,203	158,204
Iliad SA	2,964	621,359
Ingenico Group SA	1,688	133,517
Ipsen SA	859	59,384
Klepierre	6,284	256,813
Korian SA	2,511	76,910
L’Oreal SA	3,023	541,598
Lagardere SCA	1,608	40,950
Legrand SA	2,162	122,146
LVMH Moet Hennessy Louis Vuitton SE	1,690	307,683
Mercialys SA	3,592	74,409
Nexity SA	2,566	128,835
Orange SA	27,242	428,616
Orpea	747	62,171
Publicis Groupe SA	1,902	130,477
Rubis SCA	2,227	203,083
Safran SA	1,656	113,952
Sanofi	9,222	717,645
Sartorius Stedim Biotech	786	53,035
SCOR SE	2,105	68,168

4

Security	Shares	Value
Sodexo SA	863	$100,212
Sopra Steria Group	819	83,320
Suez	5,361	84,916
Teleperformance	618	65,296
Thales SA	1,146	107,821
Total SA	20,635	988,518
Ubisoft Entertainment SA(1)	2,430	82,682
Veolia Environnement SA	10,929	238,770
Vinci SA	2,730	197,705
Vivendi SA	6,567	132,920
Wendel SA	480	55,222

		$11,196,928

Germany — 7.9%
Adidas AG	1,352	$222,125
ADO Properties SA(2)	1,630	59,581
Allianz SE	3,400	530,754
alstria office REIT AG	5,111	65,928
BASF SE	6,788	599,231
Bayer AG	6,099	605,567
Bayerische Motoren Werke AG, PFC Shares	687	52,161
Bechtle AG	611	64,259
Brenntag AG	1,284	68,643
Capital Stage AG	11,278	80,417
Continental AG	755	145,029
Daimler AG	5,771	411,714
Deutsche Boerse AG	2,447	182,972
Deutsche EuroShop AG	1,870	80,822
Deutsche Lufthansa AG	3,810	48,765
Deutsche Telekom AG	64,985	1,060,244
Deutsche Wohnen AG, Bearer Shares	10,650	347,954
E.ON SE	88,677	649,901
Evonik Industries AG	901	28,216
Fraport AG	1,039	61,675
Freenet AG	2,681	76,862
Fresenius Medical Care AG & Co. KGaA	1,579	128,616
Fresenius SE & Co. KGaA	3,195	236,070
GEA Group AG	1,564	60,577
Gerresheimer AG	360	27,155
Grand City Properties SA	4,450	78,280
Hamborner REIT AG	9,742	96,143
Hannover Rueck SE	760	84,787
HeidelbergCement AG	1,350	127,707
HeidelbergCement AG(1)	2,095	197,707
Henkel AG & Co. KGaA	3,663	403,598
Henkel AG & Co. KGaA, PFC Shares	5,129	659,234
Hugo Boss AG	1,223	76,903
KION Group AG	994	60,058
Krones AG	619	63,138
KWS Saat SE	176	57,583
LEG Immobilien AG(1)	2,310	194,853
Linde AG	1,188	196,218
MAN SE	587	60,083
Merck KGaA	880	90,578
MTU Aero Engines AG	832	86,881
Muenchener Rueckversicherungs-Gesellschaft AG	1,365	265,028
ProSiebenSat.1 Media SE	2,109	90,894
Rational AG	70	36,372
SAP SE	9,210	811,396
Siemens AG	5,201	590,924
Software AG	2,606	94,713

5

Security	Shares	Value
Stada Arzneimittel AG	691	$34,653
Symrise AG	714	49,034
TAG Immobilien AG	6,095	81,275
Talanx AG	1,940	60,215
Telefonica Deutschland Holding AG(2)	10,035	38,919
TLG Immobilien AG	5,304	111,200
TUI AG	5,129	65,014
Uniper SE(1)	14,396	191,614
Volkswagen AG	452	67,567
Wirecard AG	3,075	145,966

		$11,163,773

Hong Kong — 3.9%
AIA Group, Ltd.	69,400	$436,596
ASM Pacific Technology, Ltd.	12,900	124,286
Brightoil Petroleum Holdings, Ltd.	262,000	75,320
Cafe de Coral Holdings, Ltd.	18,000	63,553
Central Wealth Financial Group, Ltd.(1)	568,000	49,009
Cheung Kong Infrastructure Holdings, Ltd.	19,000	155,493
China Goldjoy Group, Ltd.	420,000	40,559
China Innovationpay Group, Ltd.(1)	484,000	42,301
China Traditional Chinese Medicine Holdings Co., Ltd.	242,000	123,653
CK Hutchison Holdings, Ltd.	26,996	333,347
CLP Holdings, Ltd.	38,000	386,270
Dairy Farm International Holdings, Ltd.	28,300	200,105
Esprit Holdings, Ltd.(1)	44,800	36,947
First Pacific Co., Ltd.	46,000	34,847
G-Resources Group, Ltd.	1,836,000	32,496
Global Brands Group Holdings, Ltd.(1)	364,000	41,229
Hang Lung Group, Ltd.	13,000	49,728
Hang Seng Bank, Ltd.	6,700	120,830
Henderson Land Development Co., Ltd.	16,655	98,518
HK Electric Investments & HK Electric Investments, Ltd.(2)	96,000	94,705
HKT Trust and HKT, Ltd.	140,000	192,012
Hong Kong & China Gas Co., Ltd.	109,000	212,927
Hong Kong Exchanges and Clearing, Ltd.	8,100	214,136
Hongkong Land Holdings, Ltd.	14,000	93,748
Hopewell Holdings, Ltd.	8,000	28,011
Hysan Development Co., Ltd.	8,000	36,923
Jardine Matheson Holdings, Ltd.	3,300	201,010
Jardine Strategic Holdings, Ltd.	2,900	101,753
Johnson Electric Holdings, Ltd.	11,000	26,587
Kerry Properties, Ltd.	10,500	33,247
KuangChi Science, Ltd.(1)	135,000	47,013
Landing International Development, Ltd.(1)	1,625,000	39,055
Li & Fung, Ltd.	104,000	51,124
Link REIT	21,000	149,393
Macau Legend Development, Ltd.(1)	273,000	47,753
Man Wah Holdings, Ltd.	31,200	20,707
Melco International Development, Ltd.	19,000	24,777
MGM China Holdings, Ltd.	31,600	52,135
MTR Corp., Ltd.	19,000	105,147
New World Development Co., Ltd.	55,000	68,379
Nexteer Automotive Group, Ltd.	26,000	34,289
NWS Holdings, Ltd.	17,000	30,079
Orient Overseas (International), Ltd.	6,500	24,314
Pacific Textiles Holdings, Ltd.	35,000	44,098
PCCW, Ltd.	265,000	157,740
Shangri-La Asia, Ltd.	50,000	54,915
Sino Land Co., Ltd.	36,000	61,126
SJM Holdings, Ltd.	56,000	38,652

6

Security	Shares	Value
Stella International Holdings, Ltd.	23,000	$39,867
Superb Summit International Group, Ltd.(1)(3)	230,000	0
Swire Pacific, Ltd., Class A	6,000	62,363
Swire Properties, Ltd.	16,200	46,521
Techtronic Industries Co., Ltd.	28,000	105,200
Television Broadcasts, Ltd.	13,800	49,955
Texwinca Holdings, Ltd.	70,000	48,971
Town Health International Medical Group, Ltd.	386,000	61,681
Truly International Holdings, Ltd.	124,000	48,494
VTech Holdings, Ltd.	10,400	127,569
Wharf (Holdings), Ltd. (The)	13,000	97,470
Wheelock & Co., Ltd.	7,000	43,079
Yue Yuen Industrial Holdings, Ltd.	21,500	81,877

		$5,543,889

Ireland — 2.0%
Bank of Ireland(1)	1,932,739	$413,708
C&C Group PLC	17,000	65,226
CRH PLC	10,397	337,529
Dalata Hotel Group PLC(1)	13,628	60,982
DCC PLC	3,499	284,677
FleetMatics Group PLC(1)	4,760	285,124
Hibernia REIT PLC	125,331	176,491
ICON PLC(1)	3,565	286,198
Irish Continental Group PLC	12,582	58,676
Irish Residential Properties REIT PLC	65,000	83,818
Kerry Group PLC, Class A	4,007	290,811
Paddy Power Betfair PLC	2,695	279,271
Smurfit Kappa Group PLC	2,502	54,900
UDG Healthcare PLC	15,187	121,370

		$2,798,781

Israel — 2.0%
Alony Hetz Properties & Investments, Ltd.	7,083	$60,884
Amot Investments, Ltd.	12,300	51,328
Azrieli Group, Ltd.	2,874	122,352
Bank Hapoalim B.M.	20,465	118,037
Bank Leumi Le-Israel B.M.(1)	24,348	91,866
Bezeq Israeli Telecommunication Corp., Ltd.	165,478	300,575
Check Point Software Technologies, Ltd.(1)	1,700	143,752
Delek Automotive Systems, Ltd.	7,606	64,991
Delta-Galil Industries, Ltd.	1,580	44,969
Elbit Systems, Ltd.	2,966	293,493
First International Bank of Israel, Ltd.	2,419	31,149
Frutarom Industries, Ltd.	1,515	80,056
Israel Chemicals, Ltd.	62,008	220,350
Kenon Holdings, Ltd.(1)	1,393	13,536
Kornit Digital, Ltd.(1)	3,200	32,960
Melisron, Ltd.	1,766	75,025
Mellanox Technologies, Ltd.(1)	1,000	43,400
Mizrahi Tefahot Bank, Ltd.	7,050	91,813
Nice, Ltd.	790	52,439
Oil Refineries, Ltd.(1)	269,615	95,175
Orbotech, Ltd.(1)	735	20,139
Paz Oil Co., Ltd.	1,378	215,240
Sarine Technologies, Ltd.	35,500	41,506
Shufersal, Ltd.	23,733	89,599
Teva Pharmaceutical Industries, Ltd. ADR	7,365	314,780
Tower Semiconductor, Ltd.(1)	2,540	39,239
Wix.com, Ltd.(1)	800	32,000

		$2,780,653

7

Security	Shares	Value
Italy — 4.0%
A2A SpA	30,000	$40,856
Amplifon SpA	6,620	69,949
Anima Holding SpA(2)	6,783	33,045
Ansaldo STS SpA	6,279	72,164
Assicurazioni Generali SpA	10,926	141,135
ASTM SpA	2,449	26,437
Atlantia SpA	10,735	262,835
Autogrill SpA	4,891	40,765
Banca Mediolanum SpA	7,021	48,544
Banca Popolare di Sondrio SCPA	7,176	23,956
Beni Stabili SpA SIIQ(1)	172,154	100,377
Brembo SpA	901	55,784
Danieli & C Officine Meccaniche SpA, PFC Shares	3,048	40,830
Davide Campari-Milano SpA	19,204	193,414
De’Longhi SpA	1,326	31,025
Ei Towers SpA(1)	6,475	304,988
Enav SpA(1)(2)	13,855	51,606
Enel SpA	87,407	375,792
ENI SpA	36,620	531,439
EXOR SpA	1,123	47,744
Ferrari NV	1,000	52,770
Ferrari NV	1,500	78,975
Hera SpA	20,822	53,222
Infrastrutture Wireless Italiane SpA(2)	59,624	281,872
International Game Technology PLC	2,666	76,568
Interpump Group SpA	3,123	50,087
Intesa Sanpaolo SpA	102,053	236,627
Intesa Sanpaolo SpA, PFC Shares	26,600	57,590
Italmobiliare SpA	698	33,120
Leonardo-Finmeccanica SpA(1)	9,860	120,060
Luxottica Group SpA	2,500	124,481
MARR SpA	2,736	50,396
Moncler SpA	4,402	73,284
OVS SpA(2)	7,513	41,157
Parmalat SpA	31,548	83,355
Poste Italiane SpA(2)	6,640	44,201
Prada SpA	18,400	64,461
Recordati SpA	15,315	433,091
Reply SpA	289	36,329
Salvatore Ferragamo SpA	1,935	47,299
Saras SpA	30,643	53,225
Snam SpA	29,894	157,506
Societa Iniziative Autostradali e Servizi SpA	5,294	49,581
STMicroelectronics NV	52,506	500,037
Tenaris SA	7,620	107,775
Terna Rete Elettrica Nazionale SpA	16,318	79,875
Tod’s SpA	613	35,820
Unipol Gruppo Finanziario SpA	8,650	26,482
UnipolSai SpA	28,030	53,566

		$5,595,497

Japan — 15.3%
Activia Properties, Inc.	10	$48,524
Advance Residence Investment Corp.	18	50,380
Aeon Co., Ltd.	7,100	98,119
Air Water, Inc.	3,000	56,130
Aisin Seiki Co., Ltd.	1,200	52,713
Ajinomoto Co., Inc.	5,000	111,187
Alfresa Holdings Corp.	2,700	57,062
Asahi Glass Co., Ltd.	6,000	41,963

8

Security	Shares	Value
Asahi Group Holdings, Ltd.	3,100	$110,580
Asahi Kasei Corp.	19,000	171,286
Astellas Pharma, Inc.	20,300	301,290
Bandai Namco Holdings, Inc.	1,700	50,925
Bridgestone Corp.	3,800	141,830
Calbee, Inc.	1,500	54,422
Canon, Inc.	8,100	232,697
Central Japan Railway Co.	700	119,032
Chiba Bank, Ltd. (The)	7,000	43,294
Chubu Electric Power Co., Inc.	19,400	285,594
Chugai Pharmaceutical Co., Ltd.	3,000	102,234
Chugoku Bank, Ltd. (The)	4,200	56,354
Chugoku Electric Power Co., Inc. (The)	9,200	107,653
Citizen Watch Co., Ltd.	12,000	67,438
Coca-Cola West Co., Ltd.	1,500	44,332
Concordia Financial Group, Ltd.	15,300	70,942
Cosmo Energy Holdings Co., Ltd.	5,200	67,957
Dai Nippon Printing Co., Ltd.	6,000	60,182
Dai-ichi Life Holdings, Inc.	10,400	152,474
Daicel Corp.	4,000	52,597
Daido Steel Co., Ltd.	12,000	50,940
Daito Trust Construction Co., Ltd.	1,900	318,400
Daiwa House REIT Investment Corp.	19	51,512
Daiwa Securities Group, Inc.	18,000	107,463
DeNA Co., Ltd.	2,800	90,081
Denka Co., Ltd.	9,000	40,829
DIC Corp.	1,200	36,350
Disco Corp.	800	96,690
East Japan Railway Co.	1,700	149,648
Eisai Co., Ltd.	3,300	210,301
Ezaki Glico Co., Ltd.	1,100	62,530
FamilyMart UNY Holdings Co., Ltd.	1,800	112,897
FANUC Corp.	600	109,852
Fast Retailing Co., Ltd.	300	101,069
FUJIFILM Holdings Corp.	3,600	136,119
Fujitsu, Ltd.	20,000	118,623
Fukuoka Financial Group, Inc.	19,000	82,222
GLP J-Reit	41	51,378
Hachijuni Bank, Ltd. (The)	13,400	73,052
Hankyu Hanshin Holdings, Inc.	1,600	52,973
Hirose Electric Co., Ltd.	400	52,782
Hiroshima Bank, Ltd. (The)	19,000	81,313
Hokkaido Electric Power Co., Inc.	9,900	75,291
Hokuhoku Financial Group, Inc.	4,000	57,659
Hokuriku Electric Power Co.	6,500	73,830
Honda Motor Co., Ltd.	7,100	212,443
Idemitsu Kosan Co., Ltd.	5,500	126,389
ITOCHU Corp.	8,400	106,081
Iyo Bank, Ltd. (The)	6,000	36,875
Japan Airlines Co., Ltd.	1,000	29,512
Japan Exchange Group, Inc.	4,800	71,269
Japan Hotel REIT Investment Corp.	67	45,203
Japan Post Holdings Co., Ltd.	4,100	52,190
Japan Prime Realty Investment Corp.	12	51,823
Japan Real Estate Investment Corp.	41	237,424
Japan Retail Fund Investment Corp.	95	216,125
JGC Corp.	2,000	35,356
JSR Corp.	2,400	36,472
JX Holdings, Inc.	67,100	265,123
Kajima Corp.	9,000	60,692
Kakaku.com, Inc.	3,700	62,162

9

Security	Shares	Value
Kaneka Corp.	6,000	$49,642
Kansai Paint Co., Ltd.	3,600	77,364
Kao Corp.	3,900	200,680
KDDI Corp.	31,400	954,345
Keikyu Corp.	5,000	50,444
Keio Corp.	5,000	41,384
Kewpie Corp.	2,500	71,002
Keyence Corp.	300	219,927
Kintetsu Group Holdings Co., Ltd.	12,000	48,438
Kirin Holdings Co., Ltd.	7,500	128,937
Kobayashi Pharmaceutical Co., Ltd.	1,400	73,161
Konami Holdings Corp.	2,400	94,782
Kuraray Co., Ltd.	6,400	97,027
Kyocera Corp.	2,500	121,472
Kyowa Hakko Kirin Co., Ltd.	5,000	76,291
Lawson, Inc.	1,000	75,985
Lion Corp.	5,000	81,775
M3, Inc.	3,400	103,466
Makita Corp.	1,000	69,140
Marubeni Corp.	12,600	66,210
Maruichi Steel Tube, Ltd.	1,200	38,690
Mebuki Financial Group, Inc.	10,530	37,474
MEIJI Holdings Co., Ltd.	1,400	139,636
Miraca Holdings, Inc.	1,700	82,070
Mitsubishi Chemical Holdings Corp.	21,800	143,137
Mitsubishi Estate Co., Ltd.	21,000	417,371
Mitsubishi Gas Chemical Co., Inc.	5,000	76,954
Mitsubishi Motors Corp.	16,700	92,708
Mitsubishi Tanabe Pharma Corp.	3,600	70,072
Mitsui & Co., Ltd.	9,100	126,081
Mizuho Financial Group, Inc.	129,100	217,372
MS&AD Insurance Group Holdings, Inc.	3,700	109,841
NEC Corp.	32,000	85,569
NH Foods, Ltd.	3,000	71,891
Nidec Corp.	1,500	145,140
Nikon Corp.	4,700	71,031
Nintendo Co., Ltd.	800	192,848
Nippon Building Fund, Inc.	39	231,747
Nippon Electric Glass Co., Ltd.	8,000	43,520
Nippon Express Co., Ltd.	6,000	29,637
Nippon Kayaku Co., Ltd.	4,000	46,092
Nippon Paper Industries Co., Ltd.	1,900	35,562
Nippon Prologis REIT, Inc.	30	67,895
Nippon Shinyaku Co., Ltd.	2,000	101,526
Nippon Shokubai Co., Ltd.	600	41,406
Nippon Telegraph & Telephone Corp.	13,200	585,246
Nippon Yusen K.K.	16,000	32,744
Nissan Chemical Industries, Ltd.	2,000	67,809
Nisshin Seifun Group, Inc.	3,800	55,975
Nissin Foods Holdings Co., Ltd.	1,400	81,031
Nitori Holdings Co., Ltd.	800	95,561
Nomura Real Estate Master Fund, Inc.	143	232,118
Nomura Research Institute, Ltd.	2,200	76,306
NTT Data Corp.	1,600	82,568
NTT DoCoMo, Inc.	24,700	620,315
Obayashi Corp.	5,000	48,166
Obic Co., Ltd.	1,000	51,948
Odakyu Electric Railway Co., Ltd.	2,000	40,807
Okinawa Electric Power Co., Inc. (The)	4,300	99,612
Ono Pharmaceutical Co., Ltd.	5,000	126,768
Oracle Corp. Japan	1,400	76,192

10

Security	Shares	Value
Oriental Land Co., Ltd.	1,300	$75,937
Orix JREIT, Inc.	38	65,095
Osaka Gas Co., Ltd.	64,000	266,189
Otsuka Holdings Co., Ltd.	5,500	240,712
Rakuten, Inc.	4,000	46,115
Recruit Holdings Co., Ltd.	1,700	68,288
Resona Holdings, Inc.	18,000	79,785
Ricoh Co., Ltd.	7,500	61,127
Rinnai Corp.	500	48,033
San-Ai Oil Co., Ltd.	4,000	28,201
Santen Pharmaceutical Co., Ltd.	5,500	80,203
Sawai Pharmaceutical Co., Ltd.	1,000	64,622
SECOM Co., Ltd.	1,300	93,781
Sekisui Chemical Co., Ltd.	3,500	55,120
Sekisui House, Ltd.	6,100	100,795
Seven & i Holdings Co., Ltd.	5,100	212,870
Seven Bank, Ltd.	26,300	80,851
Sharp Corp.(1)	55,000	95,430
Shikoku Electric Power Co., Inc.(1)	7,200	67,706
Shimadzu Corp.	4,000	58,203
Shimamura Co., Ltd.	400	51,206
Shimano, Inc.	400	68,392
Shimizu Corp.	6,000	53,326
Shin-Etsu Chemical Co., Ltd.	4,200	318,450
Shizuoka Bank, Ltd. (The)	7,000	59,077
Showa Denko K.K.	6,300	83,244
Showa Shell Sekiyu K.K.	10,100	94,105
Sompo Holdings, Inc.	3,000	97,070
Sumitomo Corp.	6,300	72,429
Sumitomo Metal Mining Co., Ltd.	11,000	142,943
Sumitomo Mitsui Financial Group, Inc.	7,300	253,103
Sumitomo Osaka Cement Co., Ltd.	12,000	49,701
Suntory Beverage & Food, Ltd.	1,900	83,076
Suruga Bank, Ltd.	2,000	48,826
Suzuki Motor Corp.	1,900	67,747
T&D Holdings, Inc.	3,900	47,162
Taiheiyo Cement Corp.	23,000	65,870
Taisei Corp.	7,000	52,465
Taisho Pharmaceutical Holdings Co., Ltd.	600	58,530
Takashimaya Co., Ltd.	6,000	48,936
Takeda Pharmaceutical Co., Ltd.	6,200	277,295
TEIJIN, Ltd.	2,400	46,371
Terumo Corp.	3,800	146,953
Toho Gas Co., Ltd.	15,000	139,100
Tohoku Electric Power Co., Inc.	12,800	156,824
Tokio Marine Holdings, Inc.	6,300	248,493
Tokyo Gas Co., Ltd.	53,000	240,486
Tokyu Corp.	7,000	52,405
TonenGeneral Sekiyu K.K.	10,000	98,465
Toray Industries, Inc.	22,000	204,752
Toshiba Corp.(1)	25,000	90,521
Tosoh Corp.	10,000	65,305
TOTO, Ltd.	1,500	59,926
Toyo Suisan Kaisha, Ltd.	1,400	56,719
Toyota Motor Corp.	10,300	597,469
Trend Micro, Inc.	1,500	52,821
Tsuruha Holdings, Inc.	600	69,230
Ube Industries, Ltd.	32,000	66,035
United Urban Investment Corp.	47	79,478
USS Co., Ltd.	5,000	84,562
West Japan Railway Co.	1,000	61,577
Yahoo! Japan Corp.	13,100	50,251

11

Security	Shares	Value
Yakult Honsha Co., Ltd.	1,200	$55,948
Yamaguchi Financial Group, Inc.	3,000	33,073
Yamato Holdings Co., Ltd.	3,300	75,184
Yamazaki Baking Co., Ltd.	3,200	71,750
Zeon Corp.	6,000	54,810

		$21,578,566

Netherlands — 3.9%
Aalberts Industries NV	1,603	$50,625
ABN AMRO Group NV(2)	2,767	63,861
Accell Group	1,200	30,015
Akzo Nobel NV	4,797	309,939
Altice NV, Class B(1)	6,916	128,752
ASM International NV	2,469	105,316
ASML Holding NV	4,710	498,289
ASR Nederland NV(1)	2,400	53,173
Boskalis Westminster	2,525	81,435
Cimpress NV(1)	973	81,002
Corbion NV	2,621	60,463
Eurocommercial Properties NV	1,439	61,222
Euronext NV(2)	1,764	70,641
Gemalto NV	713	38,771
Gemalto NV	1,094	59,439
GrandVision NV(2)	3,270	74,887
IMCD Group NV	1,268	54,839
ING Groep NV	38,195	501,386
InterXion Holding NV(1)	2,200	81,906
Koninklijke Ahold Delhaize NV	4,836	110,321
Koninklijke BAM Groep NV	5,882	27,367
Koninklijke DSM NV	3,387	217,698
Koninklijke KPN NV	104,758	341,590
Koninklijke Vopak NV	1,811	91,406
NN Group NV	3,534	106,453
NSI NV	9,300	36,492
Philips Lighting NV(1)(2)	3,321	77,900
PostNL NV(1)	11,000	51,806
QIAGEN NV(1)	7,175	175,482
Refresco Group NV(2)	7,754	113,268
RELX NV	17,050	287,506
SBM Offshore NV	6,486	93,102
Sligro Food Group NV	3,203	114,653
TKH Group NV	1,737	66,850
TomTom NV(1)	8,241	66,642
Unilever NV	19,029	795,907
Vastned Retail NV	1,000	38,472
Wessanen	11,335	135,436
Wolters Kluwer NV	4,637	179,314

		$5,533,626

New Zealand — 1.0%
A2 Milk Co., Ltd.(1)	110,491	$146,700
Auckland International Airport, Ltd.	25,117	118,290
Contact Energy, Ltd.	12,191	41,453
EBOS Group, Ltd.	3,287	40,048
Fletcher Building, Ltd.	20,124	149,080
Goodman Property Trust	65,888	58,636
Heartland Bank, Ltd.	76,907	82,417
Infratil, Ltd.	16,238	34,589
Mercury NZ, Ltd.	16,147	35,249
NZX, Ltd.	53,345	39,668
Precinct Properties New Zealand, Ltd.	57,750	51,434
Ryman Healthcare, Ltd.	8,800	55,852
SKYCITY Entertainment Group, Ltd.	20,643	57,549

12

Security	Shares	Value
Spark New Zealand, Ltd.	47,000	$122,923
Summerset Group Holdings, Ltd.	16,945	57,638
Trade Me, Ltd.	13,289	46,163
Xero, Ltd.(1)	9,428	119,627
Z Energy, Ltd.	24,500	136,933

		$1,394,249

Norway — 2.0%
AF Gruppen ASA	1,675	$29,598
Atea ASA	6,981	62,509
Austevoll Seafood ASA	5,049	45,522
Borregaard ASA	13,595	133,255
DNB ASA	19,705	284,869
Entra ASA(2)	16,899	181,137
Gjensidige Forsikring ASA	3,579	64,125
Golar LNG, Ltd.	2,320	50,785
Kongsberg Gruppen ASA	4,193	59,862
Marine Harvest ASA(1)	3,392	61,552
Nordic American Tankers, Ltd.	2,700	22,059
Nordic Nanovector ASA(1)	7,260	51,813
Nordic Semiconductor ASA(1)	28,405	113,664
Orkla ASA	13,667	129,050
REC Silicon ASA(1)	478,387	59,703
Salmar ASA	3,093	100,373
Schibsted ASA, Class B	8,037	181,074
SpareBank 1 SMN	4,478	32,938
SpareBank 1 SR-Bank ASA	4,300	25,629
Statoil ASA	11,400	186,116
Telenor ASA	18,986	301,969
TGS Nopec Geophysical Co. ASA	3,696	74,760
Tomra Systems ASA	16,085	174,627
XXL ASA(2)	9,691	121,309
Yara International ASA	6,478	228,830

		$2,777,128

Portugal — 1.0%
Banco BPI SA(1)	68,136	$84,581
Banco Comercial Portugues SA(1)	81,520	108,572
CTT-Correios de Portugal SA	27,368	181,087
EDP-Energias de Portugal SA	44,994	148,717
Galp Energia SGPS SA, Class B	13,230	179,376
Jeronimo Martins SGPS SA	10,678	183,481
Navigator Co. SA (The)	61,000	178,651
NOS SGPS SA	27,832	184,952
Pharol SGPS SA	189,661	52,468
REN - Redes Energeticas Nacionais SGPS SA	15,211	44,449

		$1,346,334

Singapore — 1.9%
Ascendas Real Estate Investment Trust	33,000	$56,237
Boustead Singapore, Ltd.	40,000	25,741
CapitaLand Commercial Trust, Ltd.	39,500	44,699
CapitaLand Mall Trust	45,800	68,248
City Developments, Ltd.	8,600	52,363
ComfortDelGro Corp., Ltd.	28,000	51,050
Cordlife Group, Ltd.	19,000	15,543
CWT, Ltd.	14,800	21,014
DBS Group Holdings, Ltd.	13,800	148,746
Delfi, Ltd.	11,000	17,728
Ezion Holdings, Ltd.(1)	226,000	48,423
Flex, Ltd.(1)	21,578	306,192
Genting Singapore PLC	244,400	130,782
Haw Par Corp, Ltd.	14,200	91,473

13

Security	Shares	Value
Hutchison Port Holdings Trust	103,000	$45,754
IGG, Inc.	53,000	38,633
Keppel Infrastructure Trust	169,500	61,454
M1, Ltd.	14,400	21,126
Mapletree Commercial Trust	57,000	62,653
Mapletree Industrial Trust	15,900	19,664
Midas Holdings, Ltd.	80,000	12,383
Olam International, Ltd.	27,000	41,717
Raffles Medical Group, Ltd.	32,300	34,921
Sheng Siong Group, Ltd.	45,400	34,104
Singapore Airlines, Ltd.	8,900	64,765
Singapore Airport Terminal Services, Ltd.	14,800	51,487
Singapore Exchange, Ltd.	8,300	42,288
Singapore Post, Ltd.	37,200	42,743
Singapore Press Holdings, Ltd.	81,700	218,334
Singapore Technologies Engineering, Ltd.	20,000	44,963
Singapore Telecommunications, Ltd.	17,400	48,744
Singapore Telecommunications, Ltd.	101,600	283,152
Suntec REIT	45,000	54,351
United Overseas Bank, Ltd.	10,300	138,953
Venture Corp., Ltd.	9,000	61,481
Wilmar International, Ltd.	101,700	241,448

		$2,743,357

Spain — 3.9%
Abertis Infraestructuras SA	8,707	$129,060
Aena SA(2)	991	145,217
Almirall SA	12,244	176,009
Amadeus IT Group SA	11,891	559,636
Applus Services SA	4,183	40,136
Axiare Patrimonio SOCIMI SA	3,300	46,884
Banco Bilbao Vizcaya Argentaria SA	30,000	215,961
Banco de Sabadell SA	35,000	46,733
Banco Popular Espanol SA	60,258	65,930
Bankia SA	82,040	72,077
Bankinter SA	4,724	36,107
Bolsas y Mercados Espanoles SHMSF SA	1,920	58,027
CaixaBank SA	20,372	61,470
Cellnex Telecom SA(2)	1,783	29,239
Cia de Distribucion Integral Logista Holdings SA	1,397	30,980
Coca-Cola European Partners PLC	8,100	311,364
Codere SA/Spain(1)	78,000	47,006
Construcciones y Auxiliar de Ferrocarriles SA	75	28,217
Ebro Foods SA	11,022	237,671
Enagas SA	2,646	75,847
Endesa SA	2,514	53,361
Ercros SA(1)	35,810	82,100
Ferrovial SA	6,746	131,060
Grifols SA	19,140	377,676
Hispania Activos Inmobiliarios SOCIMI SA	9,833	120,762
Iberdrola SA	47,191	321,156
Industria de Diseno Textil SA	13,696	477,887
Merlin Properties Socimi SA	20,072	225,203
Prosegur Cia de Seguridad SA	6,773	49,112
Red Electrica Corp. SA	3,752	78,163
Repsol SA	37,832	528,229
Tecnicas Reunidas SA	848	31,729
Telefonica SA	50,887	517,043
Tubacex SA	18,507	55,030
Vidrala SA	1,474	84,208

		$5,546,290

14

Security	Shares	Value
Sweden — 3.9%
Alfa Laval AB	3,749	$53,786
Assa Abloy AB, Class B	5,154	93,666
Atrium Ljungberg AB	2,621	40,717
Attendo AB(2)	5,500	46,862
Axfood AB	3,353	52,400
BillerudKorsnas AB	9,771	160,454
BioGaia AB, Class B	2,949	90,134
Boliden AB	4,638	107,492
Bonava AB, Class B(1)	2,460	30,395
Capio AB(2)	13,000	68,457
Castellum AB	12,013	162,776
Cloetta AB, Class B	10,000	35,432
Com Hem Holding AB	4,536	40,819
D Carnegie & Co. AB(1)	3,500	39,325
Dometic Group AB(1)(2)	7,900	55,892
Elekta AB, Class B	21,980	190,574
Fabege AB	6,367	107,535
Granges AB	7,960	77,351
Hennes & Mauritz AB, Class B	12,435	349,705
Hexpol AB	14,655	120,438
Holmen AB, Class B	2,606	89,166
Hufvudstaden AB, Class A	6,860	106,175
ICA Gruppen AB	2,746	85,249
Industrial & Financial Systems, Class B(3)	1,025	44,996
Industrivarden AB, Class A	3,290	62,460
Industrivarden AB, Class C	3,570	63,672
Kungsleden AB	6,530	41,174
L E Lundbergforetagen, Class B	596	38,577
Lifco AB, Class B	2,300	58,195
Lundin Petroleum AB(1)	9,811	176,355
Medivir AB, Class B(1)	11,060	81,101
Mycronic AB	5,282	55,132
NCC AB, Class B	883	22,439
NetEnt AB(1)	13,515	106,496
Nibe Industrier AB, Class B	4,088	30,408
Nordea Bank AB	14,310	150,386
Pandox AB	2,329	36,956
Sagax AB	4,466	39,409
Securitas AB, Class B	2,566	39,603
Skanska AB, Class B	3,995	86,758
SKF AB, Class B	3,418	57,894
Starbreeze AB(1)	33,624	82,650
Svenska Cellulosa AB SCA, Class B	12,904	365,477
Svenska Handelsbanken AB, Class A	10,742	146,447
Swedbank AB, Class A	5,347	125,116
Swedish Match AB	2,022	70,366
Telefonaktiebolaget LM Ericsson, Class B	63,670	308,854
Telia Co. AB	128,821	514,621
Thule Group AB(2)	3,215	49,628
Trelleborg AB, Class B	4,750	82,911
Unibet Group PLC SDR	4,616	40,766
Vitrolife AB	1,255	64,927
Volvo AB	12,900	138,364
Wihlborgs Fastigheter AB	3,621	70,183

		$5,457,121

Switzerland — 7.6%
Allreal Holding AG	1,015	$149,381
Ascom Holding AG	2,558	43,803
Baloise Holding AG	924	113,679

15

Security	Shares	Value
Banque Cantonale Vaudoise	126	$79,158
Barry Callebaut AG	43	53,549
Belimo Holding AG	10	30,531
Berner Kantonalbank AG	118	21,421
BKW AG	844	39,267
Bucher Industries AG	171	37,989
Burckhardt Compression Holdings AG	110	31,891
Cembra Money Bank AG	1,074	82,089
Chocoladefabriken Lindt & Spruengli AG	1	62,029
Chocoladefabriken Lindt & Spruengli AG PC	9	46,735
Comet Holding AG	91	78,898
Compagnie Financiere Richemont SA, Class A	15,928	1,024,009
Daetwyler Holding AG	436	59,728
DKSH Holding AG	1,013	70,208
dorma+kaba Holding AG	62	43,083
EFG International AG	8,368	45,105
Ems-Chemie Holding AG	423	212,323
Flughafen Zuerich AG	570	104,780
Gategroup Holding AG	975	51,293
Geberit AG	530	224,068
Georg Fischer AG	55	48,763
Givaudan SA	214	413,890
Helvetia Holding AG	174	90,526
Inficon Holding AG	121	43,453
Kardex AG	528	45,207
Komax Holding AG	194	46,718
Kuehne & Nagel International AG	1,125	152,485
LEM Holding SA	25	27,898
Luzerner Kantonalbank AG(1)	71	27,590
Mobimo Holding AG	577	138,836
Nestle SA	19,238	1,395,022
Novartis AG	9,527	676,108
Panalpina Welttransport Holding AG	480	62,268
Pargesa Holding SA	707	47,459
Partners Group Holding AG	249	126,054
Roche Holding AG	473	109,932
Roche Holding AG PC	2,707	621,748
Schindler Holding AG	363	67,194
Schindler Holding AG PC	787	146,206
Schmolz & Bickenbach AG(1)	42,451	27,842
SFS Group AG	763	57,484
SGS SA	81	163,951
Sika AG	68	326,839
Sonova Holding AG	815	109,302
Sulzer AG	739	72,778
Sunrise Communications Group AG(2)	1,000	68,325
Swatch Group AG (The)	1,967	113,394
Swatch Group AG (The), Bearer Shares	1,088	327,223
Swiss Life Holding AG	544	143,960
Swiss Prime Site AG	2,819	233,805
Swiss Re AG	3,009	279,270
Swisscom AG	992	453,466
Syngenta AG(1)	1,503	598,282
Temenos Group AG	3,870	249,930
Valiant Holding AG	788	74,709
Valora Holding AG	105	30,509
Vontobel Holding AG	783	38,341
Zurich Insurance Group AG	1,501	392,897

		$10,754,681

16

Security	Shares	Value
United Kingdom — 15.4%
Admiral Group PLC	4,335	$101,565
Antofagasta PLC	15,011	99,839
Assura PLC	55,322	39,853
AstraZeneca PLC	12,020	673,061
Auto Trader Group PLC(2)	43,325	198,492
Aveva Group PLC	3,555	80,043
Aviva PLC	33,723	182,737
Babcock International Group PLC	7,010	84,736
BAE Systems PLC	38,574	255,582
Bellway PLC	2,729	78,972
Berendsen PLC	3,622	42,744
Berkeley Group Holdings PLC	2,841	81,938
BHP Billiton PLC	13,274	199,602
Big Yellow Group PLC	11,100	93,911
BP PLC	158,065	934,434
BT Group PLC	143,797	660,034
BTG PLC(1)	21,576	173,622
Bunzl PLC	4,931	132,384
Capita PLC	12,557	89,882
Carnival PLC	3,100	149,522
Centamin PLC	78,849	152,722
Close Brothers Group PLC	4,524	73,413
Cobham PLC	27,863	48,614
Compass Group PLC	14,476	261,933
Computacenter PLC	6,506	57,824
Croda International PLC	3,213	137,403
Daily Mail & General Trust PLC, Class A	7,483	68,684
Diageo PLC	18,892	502,840
Dignity PLC	1,144	37,102
Direct Line Insurance Group PLC	22,176	93,817
easyJet PLC	5,421	62,166
Electrocomponents PLC	20,238	92,198
Elementis PLC	29,679	86,558
Essentra PLC	15,665	97,636
Experian PLC	9,393	180,576
F&C Commercial Property Trust, Ltd.	27,000	41,475
Fidessa Group PLC	2,231	67,089
FirstGroup PLC(1)	47,376	63,457
Fresnillo PLC	7,025	141,337
G4S PLC	25,365	68,133
GlaxoSmithKline PLC	45,337	895,602
Grainger PLC	44,653	120,882
Great Portland Estates PLC	23,303	169,084
Greene King PLC	6,857	61,339
Halma PLC	15,228	194,948
Hammerson PLC	39,192	263,665
Hansteen Holdings PLC	26,453	34,866
Hikma Pharmaceuticals PLC	7,948	170,471
Howden Joinery Group PLC	17,122	78,404
HSBC Holdings PLC	93,600	704,914
Imperial Brands PLC	8,480	410,193
Informa PLC	10,547	86,771
Inmarsat PLC	9,579	82,169
Intertek Group PLC	1,996	83,277
ITV PLC	39,000	81,305
John Wood Group PLC	14,015	131,729
Just Eat PLC(1)	25,395	174,446
Kingfisher PLC	29,113	128,604
Land Securities Group PLC	28,309	345,670
Legal & General Group PLC	59,596	152,462

17

Security	Shares	Value
Lloyds Banking Group PLC	381,763	$266,594
London Stock Exchange Group PLC	2,286	78,521
LondonMetric Property PLC	48,293	88,111
Marston’s PLC	18,673	30,542
Meggitt PLC	13,000	69,159
Melrose Industries PLC	26,444	54,572
Merlin Entertainments PLC(2)	9,027	50,874
Micro Focus International PLC	9,300	243,525
Moneysupermarket.com Group PLC	26,777	85,735
National Grid PLC	92,046	1,197,314
NCC Group PLC	21,097	48,997
Next PLC	2,001	117,726
Oxford Instruments PLC	4,584	37,923
Pearson PLC	8,808	81,486
Pennon Group PLC	23,533	240,171
Playtech PLC	9,889	112,172
Provident Financial PLC	2,668	96,182
Randgold Resources, Ltd.	1,843	163,671
Reckitt Benckiser Group PLC	5,302	474,320
RELX PLC	13,573	242,280
Renishaw PLC	2,320	73,128
Rentokil Initial PLC	29,063	81,066
Rio Tinto PLC	18,383	639,275
Royal Dutch Shell PLC, Class A	35,797	891,597
Royal Mail PLC	12,057	72,336
RPC Group PLC	11,288	130,902
RSA Insurance Group PLC	15,527	104,833
Sage Group PLC (The)	41,829	369,056
Savills PLC	11,000	93,308
SDL PLC	5,875	31,177
Segro PLC	43,700	234,060
Severn Trent PLC	10,079	286,911
Shaftesbury PLC	16,900	189,595
Sky PLC	12,062	120,587
Spirax-Sarco Engineering PLC	1,300	70,090
Spirent Communications PLC	34,304	34,614
Standard Life PLC	27,303	112,670
Synthomer PLC	17,348	75,825
Tate & Lyle PLC	14,341	136,770
Tritax Big Box REIT PLC	60,000	99,815
TT Electronics PLC	18,160	30,731
UBM PLC	6,617	58,097
Unilever PLC	10,440	435,862
UNITE Group PLC (The)	14,711	99,649
United Utilities Group PLC	24,500	281,624
Victrex PLC	5,241	112,231
Vodafone Group PLC	453,519	1,245,510
WH Smith PLC	3,964	71,350
Whitbread PLC	2,000	88,350
William Hill PLC	19,873	71,890
Wolseley PLC	3,200	165,982
WPP PLC	12,000	260,557
Xaar PLC	6,654	34,181

		$21,642,235

Total Common Stocks (identified cost $135,823,129)		$138,754,852

18

Rights — 0.0%(4)

Security	Shares	Value
EXOR SpA, Exp. 11/9/16(1)	1,123	$0
Ferrovial SA, Exp. 11/14/16(1)	6,746	2,929

Total Rights (identified cost $3,023)		$2,929

Short-Term Investments — 2.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.68%(5)	3,360,004	$3,360,676

Total Short-Term Investments (identified cost $3,360,363)		$3,360,676

Total Investments — 101.0% (identified cost $139,186,515)		$142,118,457

Other Assets, Less Liabilities — (1.0)%		$(1,428,769)

Net Assets — 100.0%		$140,689,688

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2016, the aggregate value of these securities is $2,406,448 or 1.7% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Amount is less than 0.05%.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2016 was $3,590.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.3%	$48,258,044
British Pound Sterling	15.7	22,113,296
Japanese Yen	15.3	21,578,566
Australian Dollar	7.9	11,105,143
Swiss Franc	7.7	10,872,901
United States Dollar	4.5	6,278,345
Swedish Krona	3.9	5,457,121
Hong Kong Dollar	3.6	5,050,367
Norwegian Krone	2.0	2,744,911
Danish Krone	1.9	2,719,114
Singapore Dollar	1.7	2,394,284
Israeli Shekel	1.5	2,152,116
New Zealand Dollar	1.0	1,394,249

Total Investments	101.0%	$142,118,457

19

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	10.9%	$15,321,053
Industrials	10.7	14,993,229
Consumer Staples	10.1	14,289,009
Consumer Discretionary	10.1	14,180,642
Materials	9.3	13,109,413
Health Care	9.1	12,778,735
Information Technology	8.9	12,497,823
Telecommunication Services	8.5	12,027,500
Real Estate	8.3	11,662,282
Utilities	7.0	9,921,246
Energy	5.7	7,976,849
Short-Term Investments	2.4	3,360,676

Total Investments	101.0%	$142,118,457

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

The Fund did not have any open financial instruments at October 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$139,831,051

Gross unrealized appreciation	$12,486,894
Gross unrealized depreciation	(10,199,488)

Net unrealized appreciation	$2,287,406

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

At October 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$609,200	$41,890,304		$0	$42,499,504
Developed Europe	1,891,332	91,538,367		44,996	93,474,695
Developed Middle East	618,180	2,162,473		—	2,780,653
Total Common Stocks	$3,118,712	$135,591,144	**	$44,996	$138,754,852
Rights	$2,929	$—		$—	$2,929
Short-Term Investments	—	3,360,676		—	3,360,676
Total Investments	$3,121,641	$138,951,820		$44,996	$142,118,457

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2016 is not presented. At October 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act.

Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

21

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 19, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 19, 2016